As filed with the Securities and Exchange Commission
on January 16, 2015
Registration No. 333-200734

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]

Variable Insurance Products Fund III
(Exact Name of Registrant as Specified in Charter)

Registrant's Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210
(Address Of Principal Executive Offices)

Scott C. Goebel, Secretary
245 Summer Street
Boston, MA 02210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

VIP GROWTH STOCK PORTFOLIO
A SERIES OF
VARIABLE INSURANCE PRODUCTS FUND II

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of VIP Growth Stock Portfolio:

 NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of VIP Growth Stock Portfolio (the fund) will be held at an office of Variable Insurance Products Fund II (the trust), 245 Summer Street, Boston, Massachusetts 02210 (at the corner of Summer Street and Dorchester Avenue, next to Boston's South Station) on March 17, 2015 at 8:30 a.m. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of VIP Growth Stock Portfolio to VIP Growth Opportunities Portfolio in exchange solely for corresponding shares of beneficial interest of VIP Growth Opportunities Portfolio and the assumption by VIP Growth Opportunities Portfolio of VIP Growth Stock Portfolio's liabilities, in complete liquidation of VIP Growth Stock Portfolio.

The Board of Trustees has fixed the close of business on January 20, 2015 as the record date for the determination of the shareholders of the fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,
SCOTT C. GOEBEL, Secretary

January 20, 2015

Your vote is important - please vote your shares promptly.

Variable product owners, who have a voting interest in insurance company separate accounts holding shares of the fund, are invited to attend the Meeting in person. Admission to the Meeting will be on a first-come, first-served basis and will require picture identification. Variable product owners arriving after the start of the Meeting may be denied entry. Cameras, cell phones, recording equipment and other electronic devices will not be permitted. Fidelity reserves the right to inspect any persons or items prior to admission to the Meeting.

Any variable product owner who does not expect to attend the Meeting is urged to indicate voting instructions on the enclosed proxy card or voting instruction form, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your voting interest may be. If you wish to wait until the Meeting to vote your shares, you will need to request a paper ballot or voting instruction form at the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD or voting instruction form

The following general rules for executing a proxy card or voting instruction form may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card or voting instruction form properly.

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card or voting instruction form.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card or voting instruction form. For example:


		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee
C.	1)	Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft
 VIP GROWTH STOCK PORTFOLIO A SERIES OF VARIABLE INSURANCE PRODUCTS FUND II	VIP GROWTH OPPORTUNITIES PORTFOLIO A SERIES OF VARIABLE INSURANCE PRODUCTS FUND III

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098

PROXY STATEMENT AND PROSPECTUS
JANUARY 20, 2015

 This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of VIP Growth Stock Portfolio (the fund), a series of Variable Insurance Products Fund II (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust's Board of Trustees to be used at the Special Meeting of Shareholders of VIP Growth Stock Portfolio and at any adjournments thereof (the Meeting), to be held on March 17, 2015 at 8:30 a.m. Eastern Time (ET) at 245 Summer Street, Boston, Massachusetts 02210, an office of the trust and Fidelity Management & Research Company (FMR or the Adviser), the fund's manager.

As more fully described in the Proxy Statement, shareholders of VIP Growth Stock Portfolio are being asked to consider and vote on an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of VIP Growth Stock Portfolio by VIP Growth Opportunities Portfolio. The transaction contemplated by the Agreement is referred to as the Reorganization.

If the Agreement is approved by the fund's shareholders and the Reorganization occurs, each shareholder of VIP Growth Stock Portfolio will become a shareholder of VIP Growth Opportunities Portfolio. VIP Growth Stock Portfolio will transfer all of its assets to VIP Growth Opportunities Portfolio in exchange solely for shares of beneficial interest of VIP Growth Opportunities Portfolio and the assumption by VIP Growth Opportunities Portfolio of VIP Growth Stock Portfolio's liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on April 24, 2015, or such other time and date as the parties may agree (the Closing Date).

VIP Growth Opportunities Portfolio (together with VIP Growth Stock Portfolio, the funds), an equity fund, is a diversified series of Variable Insurance Products Fund III, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). VIP Growth Opportunities Portfolio seeks to provide capital growth. VIP Growth Opportunities Portfolio seeks to achieve its investment objective by investing in companies that FMR believes have above-average growth potential.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card or voting instruction form are first being mailed on or about January 20, 2015. The Proxy Statement sets forth concisely the information about the Reorganization and VIP Growth Opportunities Portfolio that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:

(i) the Statement of Additional Information dated January 20, 2015, relating to this Proxy Statement;

(ii) the Prospectus for VIP Growth Opportunities Portfolio dated April 30, 2014, relating to Initial Class, Service Class, and Service Class 2 shares, a copy of which, if applicable, accompanies this Proxy Statement;

(iii) the Prospectus for VIP Growth Opportunities Portfolio dated April 30, 2014, relating to Investor Class shares, a copy of which, if applicable, accompanies this Proxy Statement;

(iv) the Statement of Additional Information for VIP Growth Opportunities Portfolio and VIP Growth Stock Portfolio dated April 30, 2014, as supplemented, relating to Initial Class, Service Class, and Service Class 2 shares;

(v) the Statement of Additional Information for VIP Growth Opportunities Portfolio and VIP Growth Stock Portfolio dated April 30, 2014, as supplemented, relating to Investor Class shares;

(vi) the Semiannual Report for VIP Growth Opportunities Portfolio for the fiscal period ended June 30, 2014, relating to Initial Class, Service Class, Service Class 2, and Investor Class shares;

(vii) the Prospectus for VIP Growth Stock Portfolio dated April 30, 2014, as supplemented, relating to Initial Class, Service Class, and Service Class 2 shares;

(viii) the Prospectus for VIP Growth Stock Portfolio dated April 30, 2014, as supplemented, relating to Investor Class shares; and

(ix) the Semiannual Report for VIP Growth Stock Portfolio for the fiscal period ended June 30, 2014, relating to Initial Class, Service Class, Service Class 2, and Investor Class shares.

You can obtain copies of the funds' current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the trust or Variable Insurance Products Fund III at Fidelity Distributors Corporation (FDC), 100 Salem Street, Smithfield, Rhode Island 02917, by calling 1-877-208-0098, or by logging on to www.advisor.fidelity.com.

The trust and Variable Insurance Products Fund III are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC's Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC's Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC's Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC's Public Reference Room by calling the SEC at 1-202-551-8090.

TABLE OF CONTENTS

Synopsis	(Click Here)
Comparison of Principal Risk Factors	(Click Here)
The Proposed Transaction	(Click Here)
Additional Information about the Funds	(Click Here)
Voting Information	(Click Here)
Miscellaneous	(Click Here)
Exhibit 1. Form of Agreement and Plan of Reorganization of Growth Stock Portfolio	(Click Here)

SYNOPSIS

This Proxy Statement is being provided to you as the owner of a variable insurance product through which you have the ability to vote shares of VIP Growth Stock Portfolio held in an insurance company separate account. Shares of the fund are currently sold only to life insurance companies. Each company holds its shares in a separate account (the Variable Account), which serves as the funding vehicle for its variable insurance products. Each company will vote its shares held in a Variable Account in accordance with instructions received from variable product owners having a voting interest in the Variable Account. Accordingly, for ease of reference, variable product owners are generally referred to as "shareholders" in this Proxy Statement, unless indicated otherwise.

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and/or in the Prospectuses and Statements of Additional Information of VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio, which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of VIP Growth Opportunities Portfolio carefully for more complete information.


What proposal am I being asked to vote on?

As more fully described in the "Proposed Transaction" below, shareholders of VIP Growth Stock Portfolio are being asked to approve the Agreement relating to the proposed acquisition of VIP Growth Stock Portfolio by VIP Growth Opportunities Portfolio.

Shareholders of record as of the close of business on January 20, 2015 will be entitled to vote at the Meeting.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of VIP Growth Stock Portfolio will become a shareholder of VIP Growth Opportunities Portfolio instead. VIP Growth Stock Portfolio will transfer all of its assets to VIP Growth Opportunities Portfolio in exchange solely for shares of beneficial interest of VIP Growth Opportunities Portfolio and the assumption by VIP Growth Opportunities Portfolio of VIP Growth Stock Portfolio's liabilities in complete liquidation of the fund. Each shareholder of VIP Growth Stock Portfolio will receive shares of the corresponding class of VIP Growth Opportunities Portfolio. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

 For more information, please refer to the section entitled "The Proposed Transaction - Agreement and Plan of Reorganization."


Has the Board of Trustees approved the proposal?

 Yes. The fund's Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.


What are the reasons for the proposal?

The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement:

-The Reorganization will permit VIP Growth Stock Portfolio shareholders to pursue similar investment goals in a larger combined fund that has a similar investment objective.

-VIP Growth Stock Portfolio shareholders are expected to benefit from a reduction in net expenses of approximately 0.07% of average net assets (based on data for the twelve months ended June 30, 2014).

-The Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

 For more information, please refer to the section entitled "The Proposed Transaction - Reasons for the Reorganization."

How will you determine the number of shares of VIP Growth Opportunities Portfolio that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization. As provided in the Agreement, VIP Growth Stock Portfolio will distribute shares of VIP Growth Opportunities Portfolio to its shareholders so that each shareholder will receive the number of full and fractional shares of VIP Growth Opportunities Portfolio equal in value to the net asset value of shares of VIP Growth Stock Portfolio held by such shareholder on the Closing Date.

 For more information, please refer to the section entitled "The Proposed Transaction - Agreement and Plan of Reorganization."


What class of shares of VIP Growth Opportunities Portfolio will I receive?

Holders of Initial Class, Service Class, Service Class 2, and Investor Class shares of VIP Growth Stock Portfolio will receive, respectively, Initial Class, Service Class, Service Class 2, and Investor Class shares of VIP Growth Opportunities Portfolio.

Is the Reorganization considered a taxable event for federal income tax purposes?

Generally, no. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes, either to VIP Growth Stock Portfolio or VIP Growth Opportunities Portfolio or to the Variable Accounts that hold shares of the funds as capital assets. VIP Growth Stock Portfolio may recognize gain or loss with respect to assets (if any) that are subject to "mark-to-market" tax accounting.

 For more information, please refer to the section entitled "The Proposed Transaction - Federal Income Tax Considerations."


How do the funds' investment objectives, strategies, policies, and limitations compare?

 Although the funds have similar investment objectives and principal investment strategies, there are some differences of which you should be aware. The following compares the investment objectives and principal investment strategies of VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio:

VIP Growth Stock Portfolio	VIP Growth Opportunities Portfolio

 Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

VIP Growth Stock Portfolio seeks capital appreciation.	VIP Growth Opportunities Portfolio seeks to provide capital growth.

 Principal Investment Strategies	Principal Investment Strategies

The Adviser normally invests at least 80% of the fund's assets in stocks. The Adviser normally invests the fund's assets primarily in common stocks.	The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Same principal strategy.

Although the Adviser focuses on investing the fund's assets in securities issued by larger-sized companies, the Adviser may also make substantial investments in securities issued by medium and smaller companies.

Same principal strategy.
The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

Same principal strategy.
In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.	Same principal strategy.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Same principal strategy.
If the Adviser's strategies do not work as intended, the fund may not achieve its objective.	Same principal strategy.

For a comparison of the principal risks associated with the funds' principal investment strategies, please refer to the section entitled "Comparison of Principal Risk Factors."

 ~~Although the funds have similar fundamental and non-fundamental~~ investment policies and limitations, there are some differences of which you should be aware. The following summarizes the differences in the investment policies and limitations of VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio:

VIP Growth Stock Portfolio	VIP Growth Opportunities Portfolio

 Fundamental policies and limitations (subject to change only by shareholder vote)	 Fundamental policies and limitations (subject to change only by shareholder vote)

 Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of VIP Growth Stock Portfolio's concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

No corresponding policy or limitation.
No corresponding policy or limitation.

Pooled Funds. The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

 Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

 Foreign Securities. FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.	No corresponding policy or limitation.
No corresponding policy or limitation.

Pooled Funds. The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

 For more information about the funds' investment objectives, strategies, policies, and limitations, please refer to the "Investment Details" section of the funds' Prospectuses, and to the "Investment Policies and Limitations" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of VIP Growth Opportunities Portfolio.

How do the funds' management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio:

 Management of the Funds

The principal business address of FMR, each fund's investment adviser and administrator, and FMR Co., Inc. (FMRC), sub-adviser to the funds, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, FMR has overall responsibility for directing the funds' investments and handling their business affairs. As of December 31, 2013, FMR had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for the funds. As of December 31, 2013, FMRC had approximately $866.5 billion in discretionary assets under management.

Fidelity Management & Research (U.K.) Inc. (FMR U.K.), located at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan) (formerly Fidelity Management & Research (Japan) Inc.), located at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, are also sub-advisers to the funds.

FMR and each of the sub-advisers are expected to continue serving as manager or sub-adviser of the combined fund after the Reorganization.

Daniel Kelley is portfolio manager of VIP Growth Stock Portfolio, which he has managed since January 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.

Steven Wymer is lead portfolio manager of VIP Growth Opportunities Portfolio, which he has managed since January 2009. He also manages other funds. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

Gopal Reddy is co-manager of VIP Growth Opportunities Portfolio, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Reddy has worked as a research analyst and portfolio manager. FMR expects that Mr. Reddy will assume the role of lead portfolio manager of VIP Growth Opportunities Portfolio on or about January 1, 2015 and will become sole portfolio manager of VIP Growth Opportunities Portfolio on or about March 31, 2015. Mr. Reddy is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Kelley, Mr. Wymer, and Mr. Reddy, please refer to the "Management Contracts" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

 Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Each of VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio pay a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52%, and it drops as total assets under management increase. For June 2014, the group fee rate was 0.25%. The individual fund fee rate for each fund is 0.30% of their average net assets.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended December 31, 2013.

If the Reorganization is approved, the combined fund will retain VIP Growth Opportunities Portfolio's management fee structure.

For more information about fund management, please refer to the "Fund Management" section of the funds' Prospectuses, and to the "Control of Investment Advisers" and "Management Contracts" sections of the funds' Statements of Additional Information, each of which are incorporated herein by reference.

 Expense Reimbursement Arrangements

The Adviser has voluntarily agreed to reimburse each class of VIP Growth Stock Portfolio to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates: Initial Class, 0.85%; Service Class, 0.95%; Service Class 2, 1.10%; and Investor Class, 0.93%. Voluntary arrangements may be discontinued at any time.

The Adviser has voluntarily agreed to reimburse each class of VIP Growth Opportunities Portfolio to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates: Initial Class, 0.85%; Service Class, 0.95%; Service Class 2, 1.10%; and Investor Class, 0.93%. Voluntary arrangements may be discontinued at any time.

For more information about the funds' fees and operating expenses, please refer to the funds' Prospectuses, which are incorporated herein by reference, and to "Annual Fund and Class Operating Expenses" below.

If the proposed Reorganization is not approved, each fund will maintain its current expense structure.

 Distribution of Fund Shares

The principal business address of FDC, each fund's principal underwriter and distribution agent, is 100 Salem Street, Smithfield, Rhode Island, 02917.

 Initial Class, Service Class, Service Class 2, and Investor Class of each fund have adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act).

Initial Class and Investor Class have adopted Distribution and Service Plans pursuant to Rule 12b-1 under the 1940 Act that recognize that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class and Investor Class shares and/or support services that benefit variable product owners. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class and Investor Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consider disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

If the Reorganization is approved, the Distribution and Service Plans for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the "Fund Distribution" section of the funds' Prospectuses, and to the "Distribution Services" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds' fees and operating expenses compare, and what are the combined fund's fees and operating expenses estimated to be following the Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

 Annual Fund and Class Operating Expenses

The following tables show the fees and expenses of VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio for the 12 months ended June 30, 2014, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Annual fund or class operating expenses are paid by each fund or class, as applicable.

As shown below, the Reorganization is expected to result in lower total operating expenses for shareholders of Initial Class, Service Class, Service Class 2, and Investor Class of VIP Growth Stock Portfolio.

Initial Class

Fees


VIP Growth Stock Portfolio

VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio Pro forma Combined

Fees (fees paid directly from your investment)	Not Applicable	Not Applicable	Not Applicable

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

VIP Growth Stock PortfolioA

VIP Growth Opportunities PortfolioA

VIP Growth Opportunities Portfolio Pro forma CombinedB

Management fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.21%	0.13%	0.13%
Total annual operating expenses	0.76%	0.68%	0.68%

A Based on expenses for the 12 months ended June 30, 2014.

B Based on estimated expenses for the 12 months ended June 30, 2014.

Service Class

Fees


VIP Growth Stock Portfolio

VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio Pro forma Combined

Fees (fees paid directly from your investment)	Not Applicable	Not Applicable	Not Applicable

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

VIP Growth Stock PortfolioA

VIP Growth Opportunities PortfolioA

VIP Growth Opportunities Portfolio Pro forma CombinedB

Management fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	0.10%	0.10%	0.10%
Other expenses	0.20%	0.13%	0.13%
Total annual operating expenses	0.85%	0.78%	0.78%

A Based on expenses for the 12 months ended June 30, 2014.

B Based on estimated expenses for the 12 months ended June 30, 2014.

Service Class 2

Fees


VIP Growth Stock Portfolio

VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio Pro forma Combined

Fees (fees paid directly from your investment)	Not Applicable	Not Applicable	Not Applicable

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

VIP Growth Stock PortfolioA

VIP Growth Opportunities PortfolioA

VIP Growth Opportunities Portfolio Pro forma CombinedB

Management fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.20%	0.13%	0.13%
Total annual operating expenses	1.00%	0.93%	0.93%

A Based on expenses for the 12 months ended June 30, 2014.

B Based on estimated expenses for the 12 months ended June 30, 2014.

Investor Class

Fees


VIP Growth Stock Portfolio

VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio Pro forma Combined

Fees (fees paid directly from your investment)	Not Applicable	Not Applicable	Not Applicable

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

VIP Growth Stock PortfolioA

VIP Growth Opportunities PortfolioA

VIP Growth Opportunities Portfolio Pro forma CombinedB

Management fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.28%	0.21%	0.21%
Total annual operating expenses	0.83%	0.76%	0.76%

A Based on expenses for the 12 months ended June 30, 2014.

B Based on estimated expenses for the 12 months ended June 30, 2014.

 VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio each had voluntary expense caps during the 12 months ended June 30, 2014 (see "Expense Reimbursement Arrangements" on page 8 for a summary of these arrangements). Expenses of these funds shown in each of the Annual Class Operating Expenses tables above do not reflect these voluntary expense caps. To the extent that the gross expenses of a class of these funds exceeded its voluntary expense cap during the period, the expected benefit from expense reductions to the class' shareholders would be lower after taking into account net expenses paid under the voluntary expense cap. These voluntary arrangements may be discontinued by FMR at any time.

 Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The tables do not include any fees or other expenses of any variable annuity or variable life insurance product. If they did, overall expenses would be higher. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

VIP Growth Stock Portfolio


Initial Class

Service Class

Service Class 2

Investor Class

1 year	$ 78	$ 87	$ 102	$ 85
3 years	$ 243	$ 271	$ 318	$ 265
5 years	$ 422	$ 471	$ 552	$ 460
10 years	$ 942	$ 1,049	$ 1,225	$ 1,025

VIP Growth Opportunities Portfolio


Initial Class

Service Class

Service Class 2

Investor Class

1 year	$ 69	$ 80	$ 95	$ 78
3 years	$ 218	$ 249	$ 296	$ 243
5 years	$ 379	$ 433	$ 515	$ 422
10 years	$ 847	$ 966	$ 1,143	$ 942

VIP Growth Opportunities Portfolio Pro Forma Combined


Initial Class

Service Class

Service Class 2

Investor Class

1 year	$ 69	$ 80	$ 95	$ 78
3 years	$ 218	$ 249	$ 296	$ 243
5 years	$ 379	$ 433	$ 515	$ 422
10 years	$ 847	$ 966	$ 1,143	$ 942

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

No. The procedures for purchasing and redeeming shares of the funds are the same. If the Reorganization is approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

For more information about the procedures for purchasing and redeeming the funds' shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the "Additional Information about the Purchase and Sale of Shares" section of the funds' Prospectuses, and to the "Buying and Selling Information" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds' dividend and distribution policies differ?

No. The funds' dividend and distribution policies are the same. If the Reorganization is approved, the dividend and distribution policies of the combined fund will remain unchanged.

On or before the Closing Date, VIP Growth Stock Portfolio may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain. Variable Accounts generally do not pay tax on dividends or capital gain distributions from the fund, and, in addition, such dividends and/or distributions will be automatically reinvested in the fund.

Whether or not the Reorganization is approved, VIP Growth Stock Portfolio is required to recognize gain or loss on any assets subject to "mark-to-market" tax accounting held by the fund on the last day of its taxable year, which is December 31. If the Reorganization is approved, gains or losses on such assets held on the Closing Date by VIP Growth Stock Portfolio may be required to be recognized on the Closing Date.

For more information about the funds' dividend and distribution policies, please refer to the "Dividends and Capital Gain Distributions" section of the funds' Prospectuses, and to the "Distributions and Taxes" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference.

Who bears the expenses associated with the Reorganization?

VIP Growth Stock Portfolio will bear the cost of the Reorganization, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR. Any transaction costs associated with portfolio adjustments to VIP Growth Stock Portfolio due to the Reorganization that occur prior to the Closing Date will be borne by the fund notwithstanding each class's voluntary expense cap.

 For more information, please refer to the section entitled "Voting Information - Solicitation of Proxies; Expenses."

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have similar investment objectives and strategies as described above, the funds are subject to similar investment risks.

What risks are associated with an investment in both of the funds?

Each fund is subject to the following principal risks:

 Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

 Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

 Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

 "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

 For more information about the principal risks associated with an investment in the funds, please refer to the "Investment Details" section of the funds' Prospectuses, and to the "Investment Policies and Limitations" section of the funds' Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in the performance of each fund's shares from year to year and compares the performance of each fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the funds' prospectuses. Returns for shares of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of each fund would be lower. Past performance is not an indication of future performance.

 Year-by-Year Returns

VIP Growth Stock Portfolio - Initial Class

Calendar Years	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014
	7.57%	1.12%	22.67%	-44.67%	44.86%	20.05%	0.81%	18.39%	34.87%	12.59%



During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	18.59%	June 30, 2009
Lowest Quarter Return	-24.06%	December 31, 2008

VIP Growth Opportunities Portfolio - Initial Class

Calendar Years	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014
	8.89%	5.46%	23.18%	-55.02%	45.85%	23.74%	2.30%	19.61%	37.90%	12.20%



During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	21.44%	March 31, 2012
Lowest Quarter Return	-34.08%	September 30, 2008

 Average Annual Returns

For the periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Growth Stock Portfolio
Initial Class	12.59%	16.82%	8.81%
Service Class	12.48%	16.72%	8.70%
Service Class 2	12.33%	16.54%	8.54%
Investor Class	12.52%	16.74%	8.70%A
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	13.05%	15.81%	8.49%
VIP Growth Opportunities Portfolio
Initial Class	12.20%	18.56%	8.08%
Service Class	12.10%	18.45%	7.97%
Service Class 2	11.95%	18.26%	7.80%
Investor Class	12.09%	18.47%	8.25%A
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	13.05%	15.81%	8.49%
VIP Growth Opportunities Portfolio Linked Index (reflects no deduction for fees, expenses, or taxes)	13.05%	15.81%	8.99%

A From July 21, 2005.

THE PROPOSED TRANSACTION

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN VIP GROWTH STOCK PORTFOLIO AND VIP GROWTH OPPORTUNITIES PORTFOLIO.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) VIP Growth Opportunities Portfolio acquiring as of the Closing Date all of the assets of VIP Growth Stock Portfolio in exchange solely for shares of VIP Growth Opportunities Portfolio and the assumption by VIP Growth Opportunities Portfolio of VIP Growth Stock Portfolio's liabilities; and (b) the distribution of shares of VIP Growth Opportunities Portfolio to the shareholders of VIP Growth Stock Portfolio as provided for in the Agreement.

The value of VIP Growth Stock Portfolio's assets to be acquired by VIP Growth Opportunities Portfolio and the amount of its liabilities to be assumed by VIP Growth Opportunities Portfolio will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in VIP Growth Opportunities Portfolio's then-current Prospectuses and Statements of Additional Information. The net asset value of a share of VIP Growth Opportunities Portfolio will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.

 As of the Closing Date, VIP Growth Opportunities Portfolio will deliver to VIP Growth Stock Portfolio, and VIP Growth Stock Portfolio will distribute to its shareholders of record, shares of VIP Growth Opportunities Portfolio so that each VIP Growth Stock Portfolio shareholder will receive the number of full and fractional shares of VIP Growth Opportunities Portfolio equal in value to the aggregate net asset value of shares of VIP Growth Stock Portfolio held by such shareholder on the Closing Date; VIP Growth Stock Portfolio will be liquidated as soon as practicable thereafter. Each VIP Growth Stock Portfolio shareholder's account shall be credited with the respective pro rata number of full and fractional shares of VIP Growth Opportunities Portfolio due that shareholder. The net asset value per share of VIP Growth Opportunities Portfolio will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of VIP Growth Opportunities Portfolio in a name other than that of the registered holder of the shares on the books of VIP Growth Stock Portfolio as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of VIP Growth Stock Portfolio is and will continue to be its responsibility up to and including the Closing Date and such later date on which VIP Growth Stock Portfolio is liquidated.

VIP Growth Stock Portfolio will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed its classes' existing voluntary expense caps. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

All of the current investments of VIP Growth Stock Portfolio are permissible investments for VIP Growth Opportunities Portfolio. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio due to the Reorganization that occur prior to the Closing Date will be borne by VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio, respectively, notwithstanding the voluntary expense caps in place with respect to each class of each fund. Any transaction costs associated with portfolio adjustments to VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to VIP Growth Opportunities Portfolio that occur after the Closing Date will be borne by VIP Growth Opportunities Portfolio. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on VIP Growth Stock Portfolio shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives, strategies, and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund's Board at a meeting of the Board held on September 17, 2014. In proposing the Reorganization, FMR advised the Board of VIP Growth Stock Portfolio that the Reorganization will permit VIP Growth Stock Portfolio shareholders to pursue similar investment goals in a larger combined fund that has a similar investment objective. The Board of VIP Growth Stock Portfolio considered that VIP Growth Stock Portfolio shareholders would be expected to benefit from a reduction in net expenses of approximately 0.07% of average net assets (based on data for the twelve months ended June 30, 2014). FMR advised the Board of VIP Growth Opportunities Portfolio that the expenses of VIP Growth Opportunities Portfolio are not expected to increase following the Reorganization. In recommending the Reorganization, FMR advised each fund's Board that the Reorganization would help streamline Fidelity's VIP product line, by combining a smaller fund that has not attracted shareholder interest into a larger fund, reducing the number of funds managed by FMR. Each fund's Board considered that the merger will qualify as a tax-free reorganization for federal income tax purposes.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Initial Class, Service Class, Service Class 2, and Investor Class shares of VIP Growth Stock Portfolio will receive, respectively, Initial Class, Service Class, Service Class 2, and Investor Class shares of VIP Growth Opportunities Portfolio.

 VIP Growth Opportunities Portfolio is a series of Variable Insurance Products Fund III. The Trustees of Variable Insurance Products Fund III are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of VIP Growth Opportunities Portfolio represents an equal proportionate interest with each other share of the fund, and each such share of VIP Growth Opportunities Portfolio is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of VIP Growth Opportunities Portfolio is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of VIP Growth Opportunities Portfolio have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trusts - Shareholder Liability" section of the fund's Statements of Additional Information, which is incorporated herein by reference.

Variable Insurance Products Fund III does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

 For more information about voting rights and dividend rights, please refer to the "Description of the Trusts - Voting Rights" and the "Distributions and Taxes" sections, respectively, of VIP Growth Opportunities Portfolio's Statements of Additional Information, which are incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of VIP Growth Opportunities Portfolio's Prospectuses, which is incorporated herein by reference.

Federal Income Tax Considerations

For purposes of this section, the term "shareholder" means the Variable Account that has actual economic ownership of the relevant fund's shares and does not mean the variable product owner. The exchange of VIP Growth Stock Portfolio's assets for VIP Growth Opportunities Portfolio's shares and the assumption of the liabilities of VIP Growth Stock Portfolio by VIP Growth Opportunities Portfolio is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio, substantially to the effect that:

(i) The acquisition by VIP Growth Opportunities Portfolio of substantially all of the assets of VIP Growth Stock Portfolio in exchange solely for VIP Growth Opportunities Portfolio shares and the assumption by VIP Growth Opportunities Portfolio of all liabilities of VIP Growth Stock Portfolio followed by the distribution of VIP Growth Opportunities Portfolio shares to the VIP Growth Stock Portfolio shareholders in exchange for their VIP Growth Stock Portfolio shares in complete liquidation and termination of VIP Growth Stock Portfolio will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) VIP Growth Stock Portfolio will recognize no gain or loss upon the transfer of substantially all of its assets to VIP Growth Opportunities Portfolio in exchange solely for VIP Growth Opportunities Portfolio shares and the assumption by VIP Growth Opportunities Portfolio of all liabilities of VIP Growth Stock Portfolio, except that VIP Growth Stock Portfolio may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) VIP Growth Stock Portfolio will recognize no gain or loss upon the distribution to its shareholders of the VIP Growth Opportunities Portfolio shares received by VIP Growth Stock Portfolio in the Reorganization;

(iv) VIP Growth Opportunities Portfolio will recognize no gain or loss upon the receipt of the assets of VIP Growth Stock Portfolio in exchange solely for VIP Growth Opportunities Portfolio shares and the assumption of all liabilities of VIP Growth Stock Portfolio;

(v) The adjusted basis to VIP Growth Opportunities Portfolio of the assets of VIP Growth Stock Portfolio received by VIP Growth Opportunities Portfolio in the Reorganization will be the same as the adjusted basis of those assets in the hands of VIP Growth Stock Portfolio immediately before the exchange;

(vi) VIP Growth Opportunities Portfolio's holding periods with respect to the assets of VIP Growth Stock Portfolio that VIP Growth Opportunities Portfolio acquires in the Reorganization will include the respective periods for which those assets were held by VIP Growth Stock Portfolio (except where investment activities of VIP Growth Opportunities Portfolio have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The VIP Growth Stock Portfolio shareholders will recognize no gain or loss upon receiving VIP Growth Opportunities Portfolio shares in exchange solely for VIP Growth Stock Portfolio shares;

(viii) The aggregate basis of the VIP Growth Opportunities Portfolio shares received by a VIP Growth Stock Portfolio shareholder in the Reorganization will be the same as the aggregate basis of the VIP Growth Stock Portfolio shares surrendered by the VIP Growth Stock Portfolio shareholder in exchange therefor; and

(ix) A VIP Growth Stock Portfolio shareholder's holding period for the VIP Growth Opportunities Portfolio shares received by the VIP Growth Stock Portfolio shareholder in the Reorganization will include the holding period during which the VIP Growth Stock Portfolio shareholder held VIP Growth Stock Portfolio shares surrendered in exchange therefor, provided that the VIP Growth Stock Portfolio shareholder held such shares as a capital asset on the date of the Reorganization.

In addition, the Reorganization should not be a taxable event to the variable product owners. Variable product owners are still advised to consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing relates only to the federal income tax consequences of the Reorganization, variable product owners also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

VIP Growth Stock Portfolio is a diversified series of Variable Insurance Products Fund II, an open-end management investment company organized as a Massachusetts business trust on March 21, 1988. VIP Growth Opportunities Portfolio is a diversified series of Variable Insurance Products Fund III, an open-end management investment company organized as a Massachusetts business trust on July 14, 1994. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of VIP Growth Stock Portfolio under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trusts" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of VIP Growth Opportunities Portfolio Following the Reorganization

FMR does not expect VIP Growth Opportunities Portfolio to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to VIP Growth Opportunities Portfolio's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve VIP Growth Opportunities Portfolio in their current capacities. Gopal Reddy, who currently is co-manager of VIP Growth Opportunities Portfolio, is expected to assume the role of lead portfolio manager on or about January 1, 2015, and to become sole portfolio manager on or about March 31, 2015. Mr. Reddy is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

 The following table shows the capitalization of VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio as of December 31, 2014, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of December 31, 2014, the net assets of VIP Growth Stock Portfolio was $185,347,742, or 35.5% of VIP Growth Opportunities Portfolio.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
VIP Growth Stock PortfolioA
 Initial Class	$ 23,883,646	$ 19.86	1,202,833
 Service Class	$ 588,667	$ 19.76	29,785
 Service Class 2	$ 49,709,442	$ 19.52	2,546,805
 Investor Class	$ 111,165,987	$ 19.65	5,656,450
VIP Growth Opportunities Portfolio
 Initial Class	$ 159,939,648	$ 33.75	4,738,981
 Service Class	$ 142,105,780	$ 33.52	4,239,145
 Service Class 2	$ 83,615,726	$ 33.22	2,516,718
 Investor Class	$ 137,060,932	$ 33.44	4,098,507
VIP Growth Opportunities Portfolio Pro Forma Combined Fund
 Initial Class	$ 183,823,294	$ 33.75	5,446,645
 Service Class	$ 142,694,447	$ 33.52	4,256,707
 Service Class 2	$ 133,325,168	$ 33.22	4,013,089
 Investor Class	$ 248,226,919	$ 33.44	7,422,849

A Estimated one time reorganization costs are $61,580. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

 The table above assumes that the Reorganization occurred on December 31, 2014. The table is for information purposes only. No assurance can be given as to how many VIP Growth Opportunities Portfolio shares will be received by shareholders of VIP Growth Stock Portfolio on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of VIP Growth Opportunities Portfolio that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Boards of Trustees of Variable Insurance Products Fund II and Variable Insurance Products Fund III at a meeting held on September 17, 2014. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio and that the interests of existing shareholders of VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, VIP Growth Stock Portfolio will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Variable Insurance Products Fund II may consider other proposals for the reorganization or liquidation of the fund.


The Board of Trustees of VIP Growth Stock Portfolio unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

VIP Growth Opportunities Portfolio's financial highlights for the fiscal year ended December 31, 2013 (audited), updated to include semiannual data for the six month period ended June 30, 2014 (unaudited), are shown in the tables below:

Financial Highlights - Initial Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.96	$ 21.80	$ 18.30	$ 17.92	$ 14.51	$ 9.99
Income from Investment Operations
Net investment income (loss) E	.03	.08	.08	.03	.03	.06
Net realized and unrealized gain (loss)	1.30	8.18	3.51	.38	3.41	4.52
Total from investment operations	1.33	8.26	3.59	.41	3.44	4.58
Distributions from net investment income	- I	(.08)	(.09)	(.03)	(.03)	(.06)
Distributions from net realized gain	- I	(.01)	-	-	-	-
Total distributions	- I	(.10) J	(.09)	(.03)	(.03)	(.06)
Net asset value, end of period	$ 31.29	$ 29.96	$ 21.80	$ 18.30	$ 17.92	$ 14.51
Total Return B, C, D	4.45%	37.90%	19.61%	2.30%	23.74%	45.85%
Ratios to Average Net Assets F, H
Expenses before reductions	.67% A	.68%	.69%	.70%	.70%	.72%
Expenses net of fee waivers, if any	.67% A	.68%	.69%	.70%	.69%	.72%
Expenses net of all reductions	.67% A	.68%	.69%	.69%	.69%	.72%
Net investment income (loss)	.23% A	.31%	.40%	.17%	.19%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 160,386	$ 163,798	$ 121,947	$ 111,238	$ 123,894	$ 157,864
Portfolio turnover rate G	16% A	25%	36%	34%	33%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by FMR or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by FMR but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.91	$ 21.76	$ 18.27	$ 17.89	$ 14.48	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.02	.05	.06	.01	.01	.05
Net realized and unrealized gain (loss)	1.29	8.17	3.50	.38	3.42	4.51
Total from investment operations	1.31	8.22	3.56	.39	3.43	4.56
Distributions from net investment income	-I	(.05)	(.07)	(.01)	(.02)	(.05)
Distributions from net realized gain	-I	(.01)	-	-	-	-
Total distributions	- I	(.07) J	(.07)	(.01)	(.02)	(.05)
Net asset value, end of period	$ 31.22	$ 29.91	$ 21.76	$ 18.27	$ 17.89	$ 14.48
Total Return B, C, D	4.39%	37.78%	19.46%	2.18%	23.65%	45.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.78%	.79%	.80%	.80%	.82%
Expenses net of fee waivers, if any	.77% A	.78%	.79%	.80%	.79%	.82%
Expenses net of all reductions	.77% A	.78%	.79%	.79%	.79%	.82%
Net investment income (loss)	.13% A	.21%	.30%	.07%	.09%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 148,572	$ 160,835	$ 143,321	$ 138,842	$ 159,157	$ 187,696
Portfolio turnover rate G	16% A	25%	36%	34%	33%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by FMR or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by FMR but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.68	$ 21.60	$ 18.13	$ 17.78	$ 14.40	$ 9.92
Income from Investment Operations
Net investment income (loss) E	- I	.01	.03	(.02)	(.01)	.03
Net realized and unrealized gain (loss)	1.28	8.10	3.47	.37	3.39	4.48
Total from investment operations	1.28	8.11	3.50	.35	3.38	4.51
Distributions from net investment income	- I	(.01)	(.03)	-	-	(.03)
Distributions from net realized gain	- I	(.01)	-	-	-	-
Total distributions	- I	(.03) J	(.03)	-	-	(.03)
Net asset value, end of period	$ 30.96	$ 29.68	$ 21.60	$ 18.13	$ 17.78	$ 14.40
Total Return B, C, D	4.33%	37.54%	19.32%	1.97%	23.47%	45.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.92%A	.94%	.94%	.96%	.96%	.98%
Expenses net of fee waivers, if any	.92%A	.93%	.94%	.95%	.95%	.98%
Expenses net of all reductions	.92%A	.93%	.94%	.95%	.95%	.98%
Net investment income (loss)	(.03)% A	.06%	.15%	(.08)%	(.07)%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,117	$ 81,360	$ 72,525	$ 31,441	$ 32,600	$ 36,247
Portfolio turnover rate G	16% A	25%	36%	34%	33%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by FMR or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by FMR but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.014 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 29.84	$ 21.72	$ 18.23	$ 17.86	$ 14.46	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.02	.06	.07	.02	.02	.05
Net realized and unrealized gain (loss)	1.29	8.14	3.49	.37	3.41	4.49
Total from investment operations	1.31	8.20	3.56	.39	3.43	4.54
Distributions from net investment income	- I	(.07)	(.07)	(.02)	(.03)	(.05)
Distributions from net realized gain	- I	(.01)	-	-	-	-
Total distributions	- I	(.08)	(.07)	(.02)	(.03)	(.05)
Net asset value, end of period	$ 31.15	$ 29.84	$ 21.72	$ 18.23	$ 17.86	$ 14.46
Total Return B, C, D	4.40%	37.77%	19.54%	2.18%	23.69%	45.57%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.77%	.78%	.78%	.79%	.82%
Expenses net of fee waivers, if any	.75% A	.76%	.78%	.78%	.78%	.82%
Expenses net of all reductions	.75% A	.76%	.77%	.78%	.78%	.82%
Net investment income (loss)	.15% A	.23%	.31%	.09%	.10%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,453	$ 122,334	$ 77,969	$ 54,374	$ 36,516	$ 27,769
Portfolio turnover rate G	16% A	25%	36%	34%	33%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by FMR or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by FMR but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

VIP Growth Opportunities Portfolio's financial highlights should be read in conjunction with the financial statements audited by Deloitte & Touche LLP contained in the fund's Annual Report to Shareholders and the unaudited financial statements contained in the fund's Semiannual Report to Shareholders, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

VIP Growth Stock Portfolio's financial highlights for the fiscal year ended December 31, 2013, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders, are included in the fund's prospectuses. The financial highlights are updated to include the corresponding semiannual data (unaudited) included in the Semiannual Report to Shareholders for the six month period ended June 30, 2014. VIP Growth Stock Portfolio's updated financial highlights are incorporated herein by reference.

The financial highlights audited by Deloitte & Touche LLP and PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust's Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card or voting instruction form on or about January 20, 2015. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trust.

For VIP Growth Stock Portfolio, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by the fund, provided the expenses do not exceed a class's existing voluntary expense cap of 0.85%, Initial Class; 0.95%, Service Class; 1.10%, Service Class 2; and 0.93%, Investor Class. Expenses exceeding a class's voluntary expense cap will be paid by FMR.

The fund will reimburse insurance companies and others for their reasonable expenses in forwarding solicitation material to variable product owners. The costs are allocated on a pro rata basis to each class of a fund based on the net assets of each class relative to the total net assets of the fund.

For a free copy of each fund's annual report for the fiscal year ended December 31, 2013 and semiannual report for the fiscal period ended June 30, 2014 call 1-877-208-0098, log-on to www.advisor.fidelity.com, or write to FDC at 100 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on January 20, 2015 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card or voting instruction form is executed and returned, it may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card or voting instruction form, or by attending the Meeting and voting in person.

 All voting instructions solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card or voting instruction form, it will be voted FOR the matters specified on the proxy card or voting instruction form. All shares that are voted and votes to ABSTAIN will be counted towards establishing a quorum. Most insurance companies will vote all of their shares held in Variable Accounts in the same proportion as the voting instructions actually received from variable product owners. See page 26.

One-third of the fund's outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the Meeting. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Shares of the trust are currently sold only to life insurance companies. Each company holds its shares in a Variable Account, which serves as the funding vehicle for its variable insurance products. In accordance with its view of present applicable law, each company will vote its shares held in its respective Variable Account at the Meeting in accordance with instructions received from persons having a voting interest in the Variable Account. Those persons who have a voting interest as of the close of business on January 20, 2015, will be entitled to submit instructions to their company.

Fund shares held in a Variable Account for which no timely instructions are received will be voted by most companies in proportion to the voting instructions that are received with respect to all variable product owners with a voting interest in a Variable Account. This means that a small number of votes could determine the outcome.

Accordingly, if you wish to vote, you should complete the enclosed proxy card or voting instruction form as a participant in a Variable Account. All forms which are properly executed and received prior to the Meeting, and which are not revoked, will be voted as described above. If the enclosed proxy card or voting instruction form is executed and returned, it may nevertheless be revoked at any time prior to the Meeting by written notification received by your company, by execution of a later-dated proxy card or voting instruction form received by your company, or by attending the Meeting and voting in person.

Share Ownership

As of November 30, 2014, shares of each class of each fund issued and outstanding were as follows:

Number of Shares
VIP Growth Opportunities Portfolio: Initial Class	4,871,913
VIP Growth Opportunities Portfolio: Service Class	4,317,859
VIP Growth Opportunities Portfolio: Service Class 2	2,505,319
VIP Growth Opportunities Portfolio: Investor Class	4,036,324
VIP Growth Stock Portfolio: Initial Class	1,071,588
VIP Growth Stock Portfolio: Service Class	29,688
VIP Growth Stock Portfolio: Service Class 2	2,384,156
VIP Growth Stock Portfolio: Investor Class	5,117,616

As of November 30, 2014, the Trustees, Member of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of November 30, 2014, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class:

Class Name	Owner Name	City	State	Ownership %
VIP GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS	FIDELITY INVESTMENTS LIFE INSURANCE	BOSTON	MA	48.80%
VIP GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS	ZURICH INSURANCE GROUP	SCHAUMBURG	IL	9.45%
VIP GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS	MIDLAND NATIONAL LIFE INSURANCE & ANNUITY CO.	SIOUX FALLS	SD	9.27%
VIP GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS	SYMETRA	BELLEVUE	WA	8.82%
VIP GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS	GENWORTH FINANCIAL SECURITIES CORPORATION	RICHMOND	VA	7.21%
VIP GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS	EMPIRE FIDELITY INVESTMENTS LIFE INS. CO.	BOSTON	MA	5.77%
VIP GROWTH OPPORTUNITIES PORTFOLIO: INVESTOR CLASS	FIDELITY INVESTMENTS LIFE INSURANCE	BOSTON	MA	93.33%
VIP GROWTH OPPORTUNITIES PORTFOLIO: INVESTOR CLASS	EMPIRE FIDELITY INVESTMENTS LIFE INS. CO.	BOSTON	MA	6.68%
VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS	PHOENIX	HARTFORD	CT	86.96%
VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS	GUARDIAN INSURANCE & ANNUITY COMPANY, INC.	BETHLEHEM	PA	5.59%
VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS 2	GENWORTH FINANCIAL SECURITIES CORPORATION	RICHMOND	VA	42.40%
VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS 2	AEGON USA	CEDAR RAPIDS	IA	13.21%
VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS 2	AMERICAN NATIONAL INSURANCE COMPANY	GALVESTON	TX	9.05%
VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS 2	SECURITY BENEFIT	TOPEKA	KS	9.03%
VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS 2	SUN LIFE	WELLESLEY HILLS	MA	6.49%
VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS 2	NEW YORK LIFE GROUP	NEW YORK	NY	5.35%
VIP GROWTH STOCK PORTFOLIO: INITIAL CLASS	FIDELITY INVESTMENTS LIFE INSURANCE	BOSTON	MA	81.88%
VIP GROWTH STOCK PORTFOLIO: INITIAL CLASS	EMPIRE FIDELITY INVESTMENTS LIFE INS. CO.	BOSTON	MA	13.21%
VIP GROWTH STOCK PORTFOLIO: INVESTOR CLASS	FIDELITY INVESTMENTS LIFE INSURANCE	BOSTON	MA	92.25%
VIP GROWTH STOCK PORTFOLIO: INVESTOR CLASS	EMPIRE FIDELITY INVESTMENTS LIFE INS. CO.	BOSTON	MA	7.75%
VIP GROWTH STOCK PORTFOLIO: SERVICE CLASS	FIDELITY INVESTMENTS	BOSTON	MA	100%
VIP GROWTH STOCK PORTFOLIO: SERVICE CLASS 2	GENWORTH FINANCIAL SECURITIES CORPORATION	RICHMOND	VA	96.98%

As of November 30, 2014, approximately 39.09% of VIP Growth Opportunities Portfolio's total outstanding shares was held of record and/or beneficially by Fidelity Investments Life Insurance; approximately 65.33% of VIP Growth Stock Portfolio's total outstanding shares was held of record and/or beneficially by Fidelity Investments Life Insurance; and approximately 26.58% of VIP Growth Stock Portfolio's total outstanding shares was held of record and/or beneficially by Genworth Financial Securities Corporation.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

To the knowledge of each trust, no other shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date. If the Reorganization became effective on November 30, 2014, Fidelity Investments Life Insurance, Boston, MA, would have owned of record and/or beneficially approximately 45.92% of the outstanding shares of the combined fund; Phoenix, Hartford, CT, would have owned of record and/or beneficially approximately 17.68% of the outstanding shares of the combined fund; and Genworth Financial Securities Corporation, Richmond, VA, would have owned of record and/or beneficially 13.53% of the outstanding shares of the combined fund.

Required Vote

Approval of the Reorganization requires the affirmative vote of a "majority of the outstanding voting securities" of VIP Growth Stock Portfolio. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST the proposal.

Other Business

The Board knows of no business other than the matter set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of VIP Growth Opportunities Portfolio shares have been passed upon by Dechert LLP, counsel to Variable Insurance Products Fund III.

Experts

The audited financial statements of VIP Growth Stock Portfolio are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund's Annual Report to Shareholders for the fiscal year ended December 31, 2013. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for VIP Growth Stock Portfolio for the six-month period ended June 30, 2014 are also incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

The audited financial statements of VIP Growth Opportunities Portfolio are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund's Annual Report to Shareholders for the fiscal year ended December 31, 2013. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. The unaudited financial statements for VIP Growth Opportunities Portfolio for the six-month period ended June 30, 2014 are also incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Notice to Insurance Companies

Please advise Variable Insurance Products Fund II, in care of Client Services at 1-877-208-0098, whether other persons are variable product owners with respect to fund shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the variable product owners.

Exhibit 1


Form of Agreement and Plan of Reorganization of Growth Stock Portfolio

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [_____], 2015, by and between Variable Insurance Products Fund II, a Massachusetts business trust, on behalf of its series Growth Stock Portfolio (the Acquired Fund), and Variable Insurance Products Fund III, a Massachusetts business trust, on behalf of its series Growth Opportunities Portfolio (the Acquiring Fund). Variable Insurance Products Fund II and Variable Insurance Products Fund III may be referred to herein collectively as the "Trusts" or each individually as a "Trust." The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquired Fund dated April 30, 2014, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at December 31, 2013, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2013 and those incurred in the ordinary course of the Acquired Fund's business as an investment company since December 31, 2013;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Acquiring Fund Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

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(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund's Statements of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund's portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquiring Fund, dated April 30, 2014, as supplemented, previously furnished to the Acquired Fund did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at December 31, 2013, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund's results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

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(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2013 and those incurred in the ordinary course of the Acquiring Fund's business as an investment company since December 31, 2013;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on [December 31, 2015];

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund's Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

 (d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders' shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund's Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on the Acquiring Fund's share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder's account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund's share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

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(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund's books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectuses and Statements of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed each class's voluntary expense cap. Expenses exceeding each class's voluntary expense cap will be paid by FMR (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund provided that they do not exceed each class's voluntary expense cap. Expenses exceeding each class's voluntary expense cap will be paid by FMR (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on April 24, 2015, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquired Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

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(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Acquired Fund Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund's behalf by its Treasurer or Assistant Treasurer;

(e) That the Acquired Fund's custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquired Fund's transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Acquired Fund Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund's financial position since December 31, 2013, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquiring Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund's Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, and including "no action" positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

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(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund's holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder's holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

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13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund's Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

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Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2015 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.9862647.100 VIPGR-PXS-0115

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Growth Opportunities Portfolio

Prospectus

April 30, 2014

Contents

Fund Summary	(Click Here)	VIP Growth Opportunities Portfolio
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Dividends and Capital Gain Distributions
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Index Information

Prospectus

Fund Summary

Fund/Class:
VIP Growth Opportunities Portfolio/Initial Class, Service Class, Service Class 2

Investment Objective

The fund seeks to provide capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)	Not Applicable

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.13%	0.13%	0.14%
Total annual operating expenses	0.68%	0.78%	0.94%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Initial Class

Service Class

Service Class 2

1 year	$ 69	$ 80	$ 96
3 years	$ 218	$ 249	$ 300
5 years	$ 379	$ 433	$ 520
10 years	$ 847	$ 966	$ 1,155

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to February 1, 2007, the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	7.19%	8.89%	5.46%	23.18%	-55.02%	45.85%	23.74%	2.30%	19.61%	37.90%

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	21.44%	March 31, 2012
Lowest Quarter Return	-34.08%	September 30, 2008

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Initial Class	37.90%	24.95%	7.58%
Service Class	37.78%	24.82%	7.48%
Service Class 2	37.54%	24.62%	7.30%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	33.48%	20.39%	7.83%
VIP Growth Opportunities Portfolio Linked Index (reflects no deduction for fees, expenses, or taxes)	33.48%	20.39%	8.78%

Investment Adviser

FMR (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Steven Wymer (lead portfolio manager) has managed the fund since January 2009.

Gopal Reddy (co-manager) has managed the fund since October 2012.

FMR expects that Mr. Reddy will assume the role of lead portfolio manager on or about January 1, 2015 and will become sole portfolio manager on or about March 31, 2015.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Prospectus

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although the Adviser focuses on investing the fund's assets in securities issued by larger-sized companies, the Adviser may also make substantial investments in securities issued by medium and smaller companies.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Prospectus

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Valuing Shares

The fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund's excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share is its NAV. Initial Class, Service Class, and Service Class 2 shares are sold without a sales charge.

Prospectus

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which Fidelity serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which Fidelity serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in February and December.

Any dividends and capital gain distributions will be automatically reinvested in additional shares.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is the fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of the Adviser. As of December 31, 2013, FMRC had approximately $866.5 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

Steven Wymer is lead portfolio manager of the fund, which he has managed since January 2009. He also manages other funds. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

Gopal Reddy is co-manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Reddy has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2013, the group fee rate was 0.25%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2013, was 0.55% of the fund's average net assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.

The Adviser pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2013.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rates. Voluntary arrangements may be discontinued at any time.

Prospectus

VIP Growth Opportunities Portfolio
Initial Class

Service Class

Service Class 2

Rate	0.85%	0.95%	1.10%

As of February 28, 2014, approximately 42.93% of the fund's total outstanding shares was held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  Distribution and/or service (12b-1) fees.
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries, including its affiliates, for providing support services that benefit variable product owners.

If payments made by the Adviser to FDC or to intermediaries under Initial Class's Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class's or Service Class 2's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

VIP Growth Opportunities Portfolio - Initial Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 18.30	$ 17.92	$ 14.51	$ 9.99
Income from Investment Operations
Net investment income (loss) C	.08	.08	.03	.03	.06
Net realized and unrealized gain (loss)	8.18	3.51	.38	3.41	4.52
Total from investment operations	8.26	3.59	.41	3.44	4.58
Distributions from net investment income	(.08)	(.09)	(.03)	(.03)	(.06)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.10) G	(.09)	(.03)	(.03)	(.06)
Net asset value, end of period	$ 29.96	$ 21.80	$ 18.30	$ 17.92	$ 14.51
Total Return A, B	37.90%	19.61%	2.30%	23.74%	45.85%
Ratios to Average Net Assets D, F
Expenses before reductions	.68%	.69%	.70%	.70%	.72%
Expenses net of fee waivers, if any	.68%	.69%	.70%	.69%	.72%
Expenses net of all reductions	.68%	.69%	.69%	.69%	.72%
Net investment income (loss)	.31%	.40%	.17%	.19%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,798	$ 121,947	$ 111,238	$ 123,894	$ 157,864
Portfolio turnover rate E	25%	36%	34%	33%	88%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.10 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.014 per share.

Prospectus

Appendix - continued

VIP Growth Opportunities Portfolio - Service Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.76	$ 18.27	$ 17.89	$ 14.48	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.05	.06	.01	.01	.05
Net realized and unrealized gain (loss)	8.17	3.50	.38	3.42	4.51
Total from investment operations	8.22	3.56	.39	3.43	4.56
Distributions from net investment income	(.05)	(.07)	(.01)	(.02)	(.05)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.07) G	(.07)	(.01)	(.02)	(.05)
Net asset value, end of period	$ 29.91	$ 21.76	$ 18.27	$ 17.89	$ 14.48
Total Return A, B	37.78%	19.46%	2.18%	23.65%	45.72%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.79%	.80%	.80%	.82%
Expenses net of fee waivers, if any	.78%	.79%	.80%	.79%	.82%
Expenses net of all reductions	.78%	.79%	.79%	.79%	.82%
Net investment income (loss)	.21%	.30%	.07%	.09%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 160,835	$ 143,321	$ 138,842	$ 159,157	$ 187,696
Portfolio turnover rate E	25%	36%	34%	33%	88%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

Prospectus

VIP Growth Opportunities Portfolio - Service Class 2

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.60	$ 18.13	$ 17.78	$ 14.40	$ 9.92
Income from Investment Operations
Net investment income (loss) C	.01	.03	(.02)	(.01)	.03
Net realized and unrealized gain (loss)	8.10	3.47	.37	3.39	4.48
Total from investment operations	8.11	3.50	.35	3.38	4.51
Distributions from net investment income	(.01)	(.03)	-	-	(.03)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.03) G	(.03)	-	-	(.03)
Net asset value, end of period	$ 29.68	$ 21.60	$ 18.13	$ 17.78	$ 14.40
Total Return A, B	37.54%	19.32%	1.97%	23.47%	45.46%
Ratios to Average Net Assets D, F
Expenses before reductions	.94%	.94%	.96%	.96%	.98%
Expenses net of fee waivers, if any	.93%	.94%	.95%	.95%	.98%
Expenses net of all reductions	.93%	.94%	.95%	.95%	.98%
Net investment income (loss)	.06%	.15%	(.08)%	(.07)%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,360	$ 72,525	$ 31,441	$ 32,600	$ 36,247
Portfolio turnover rate E	25%	36%	34%	33%	88%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.03 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.014 per share.

Prospectus

Appendix - continued

Additional Index Information

VIP Growth Opportunities Portfolio Linked Index represents the performance of the Russell 1000® Growth Index since February 1, 2007, and the S&P 500® Index prior to that date.

Russell 1000 Growth Index is a market capitalization-weighted index designed to measure the performance of the large-cap growth segment of the U.S. equity market. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth rates.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07205

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.797993.110 VGO-PRO-0414

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity® Variable Insurance Products

Investor Class

Growth Opportunities Portfolio

Prospectus

April 30, 2014

Contents

Fund Summary	(Click Here)	VIP Growth Opportunities Portfolio
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Dividends and Capital Gain Distributions
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Index Information

Prospectus

Fund Summary

Fund/Class:
VIP Growth Opportunities Portfolio/Investor Class

Investment Objective

The fund seeks to provide capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)	Not Applicable

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.22%
Total annual operating expenses	0.77%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

1 year	$ 79
3 years	$ 246
5 years	$ 428
10 years	$ 954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Prospectus

Fund Summary - continued

  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to February 1, 2007, the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2006	2007	2008	2009	2010	2011	2012	2013
	5.26%	23.03%	-55.05%	45.57%	23.69%	2.18%	19.54%	37.77%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.42%	March 31, 2012
Lowest Quarter Return	-34.08%	September 30, 2008

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Life of classA
Investor Class	37.77%	24.82%	7.80%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	33.48%	20.39%	8.22%
VIP Growth Opportunities Portfolio Linked Index (reflects no deduction for fees, expenses, or taxes)	33.48%	20.39%	8.85%

A From July 21, 2005.

Investment Adviser

FMR (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Steven Wymer (lead portfolio manager) has managed the fund since January 2009.

Gopal Reddy (co-manager) has managed the fund since October 2012.

FMR expects that Mr. Reddy will assume the role of lead portfolio manager on or about January 1, 2015 and will become sole portfolio manager on or about March 31, 2015.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Prospectus

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although the Adviser focuses on investing the fund's assets in securities issued by larger-sized companies, the Adviser may also make substantial investments in securities issued by medium and smaller companies.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Prospectus

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Valuing Shares

The fund is open for business each day the NYSE is open.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets (as well as assets held by an underlying Fidelity non-money market fund) are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. Assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund's excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share is its NAV. Investor Class shares are sold without a sales charge.

Prospectus

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which Fidelity serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which Fidelity serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in February and December.

Any dividends and capital gain distributions will be automatically reinvested in additional shares.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is the fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of the Adviser. As of December 31, 2013, FMRC had approximately $866.5 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

Steven Wymer is lead portfolio manager of the fund, which he has managed since January 2009. He also manages other funds. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

Gopal Reddy is co-manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Reddy has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2013, the group fee rate was 0.25%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2013, was 0.55% of the fund's average net assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.

The Adviser pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2013.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.

Prospectus

Fund Services - continued

VIP Growth Opportunities Portfolio
Investor Class

Rate	0.93%

As of February 28, 2014, approximately 42.93% of the fund's total outstanding shares was held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Investor Class shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the SAI.

Investor Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Investor Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Investor Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 21.72	$ 18.23	$ 17.86	$ 14.46	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.06	.07	.02	.02	.05
Net realized and unrealized gain (loss)	8.14	3.49	.37	3.41	4.49
Total from investment operations	8.20	3.56	.39	3.43	4.54
Distributions from net investment income	(.07)	(.07)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.01)	-	-	-	-
Total distributions	(.08)	(.07)	(.02)	(.03)	(.05)
Net asset value, end of period	$ 29.84	$ 21.72	$ 18.23	$ 17.86	$ 14.46
Total Return A, B	37.77%	19.54%	2.18%	23.69%	45.57%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.78%	.78%	.79%	.82%
Expenses net of fee waivers, if any	.76%	.78%	.78%	.78%	.82%
Expenses net of all reductions	.76%	.77%	.78%	.78%	.82%
Net investment income (loss)	.23%	.31%	.09%	.10%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,334	$ 77,969	$ 54,374	$ 36,516	$ 27,769
Portfolio turnover rate E	25%	36%	34%	33%	88%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Additional Index Information

VIP Growth Opportunities Portfolio Linked Index represents the performance of the Russell 1000® Growth Index since February 1, 2007, and the S&P 500® Index prior to that date.

Russell 1000 Growth Index is a market capitalization-weighted index designed to measure the performance of the large-cap growth segment of the U.S. equity market. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth rates.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07205

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.906029.104 VIPGRO-INV-PRO-0414

Growth Stock Portfolio

(A Series of Variable Insurance Products Fund II)

Growth Opportunities Portfolio

(A Series of Variable Insurance Products Fund III)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

January 20, 2015

This Statement of Additional Information (SAI) relates to the proposed acquisition of Growth Stock Portfolio, a series of Variable Insurance Products Fund II, by Growth Opportunities Portfolio, a series of Variable Insurance Products Fund III. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Growth Opportunities Portfolio will acquire all of the assets of Growth Stock Portfolio and assume all of Growth Stock Portfolio's liabilities, in exchange solely for corresponding shares of beneficial interest in Growth Opportunities Portfolio.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 100 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

  The Prospectus (Initial Class, Service Class, and Service Class 2) of Growth Opportunities Portfolio dated April 30, 2014, which was previously filed via EDGAR (Accession No. 0000320351-14-000057).
  The Prospectus (Investor Class) of Growth Opportunities Portfolio dated April 30, 2014, which was previously filed via EDGAR (Accession No. 0000320351-14-000057).
  The Statement of Additional Information (Initial Class, Service Class, and Service Class 2) of Growth Opportunities Portfolio dated April 30, 2014, as supplemented, which was previously filed via EDGAR (Accession No. 0000320351-14-000057).
  The Statement of Additional Information (Investor Class) of Growth Opportunities Portfolio dated April 30, 2014, as supplemented, which was previously filed via EDGAR (Accession No. 0000320351-14-000057).
  The Prospectus (Initial Class, Service Class, and Service Class 2) of Growth Stock Portfolio dated April 30, 2014, as supplemented, which was previously filed via EDGAR (Accession No. 0000320351-14-000056).
  The Prospectus (Investor Class) of Growth Stock Portfolio dated April 30, 2014, as supplemented, which was previously filed via EDGAR (Accession No. 0000320351-14-000056).
  The Statement of Additional Information (Initial Class, Service Class, and Service Class 2) of Growth Stock Portfolio dated April 30, 2014, as supplemented, which was previously filed via EDGAR (Accession No. 0000320351-14-000056).
  The Statement of Additional Information (Investor Class) of Growth Stock Portfolio dated April 30, 2014, as supplemented, which was previously filed via EDGAR (Accession No. 0000320351-14-000056).
  The Financial Statements included in the Annual Report of Growth Opportunities Portfolio for the fiscal year ended December 31, 2013, which was previously filed via EDGAR (Accession No. 0000927384-14-000010).
  The Unaudited Financial Statements included in the Semiannual Report of Growth Opportunities Portfolio for the fiscal period ended June 30, 2014, which was previously filed via EDGAR (Accession No. 0000081205-14-000034).
  The Financial Statements included in the Annual Report of Growth Stock Portfolio for the fiscal year ended December 31, 2013, which was previously filed via EDGAR (Accession No. 0000831016-14-000008).
  The Unaudited Financial Statements included in the Semiannual Report of Growth Stock Portfolio for the fiscal period ended June 30, 2014, which was previously filed via EDGAR (Accession No. 0000081205-14-000033).

PRO FORMA FINANCIAL STATEMENTS

The Pro Forma Financial Statements for the Reorganization are provided on the following pages.

Variable Insurance Products Fund II: VIP Growth Stock Portfolio

Variable Insurance Products Fund III: VIP Growth Opportunities Portfolio

Notes to Pro Forma Combined Financial Statements

(Unaudited)

1.  Basis of Presentation:

The accompanying unaudited Pro Forma Combined Schedule of Investments and Statement of Assets and Liabilities reflect balances as of June 30, 2014 and the unaudited Pro Forma Combined Statement of Operations reflect results for the twelve months ended June 30, 2014. The unaudited pro forma financial statements are presented to show the effect of the proposed merger of VIP Growth Stock Portfolio (the “Acquired Fund”) into VIP Growth Opportunities Portfolio (the “Acquiring Fund”), the accounting survivor, as if the merger had occurred on the first day of the year presented (July 1, 2013).

The unaudited pro forma financial statements were derived from financial statements prepared for the Acquiring Fund and Acquired Fund in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements.  Actual results could differ from those estimates.  The unaudited pro forma financial statements should be read in conjunction with the historical financial statements which are incorporated by reference in the Statement of Additional Information (“SAI”) to this Proxy Statement and Prospectus for the VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio. Both the Acquired Fund and the Acquiring Fund have substantially the same accounting policies which are detailed in the reports incorporated by reference in the SAI. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

2. Investment Valuation:

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by each fund’s Board of Trustees (the Board), the Acquired Fund and Acquiring Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.  The Acquired Fund and Acquiring Fund categorize the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows.  Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.  In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.  For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.  For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the listing within VIP Growth Opportunities Portfolio Pro Forma Combined Portfolio (unaudited).

3. Merger Costs:

VIP Growth Stock Portfolio will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and Proxy Statement, together with the cost of any supplementary solicitation.  The estimated one time expenses related to the Reorganization for VIP Growth Stock Portfolio is $61,580.

4.  Capital Shares:

The unaudited pro forma net asset value per share assumes the issuance of additional shares of the Acquiring Fund which would have been issued on June 30, 2014 in connection with the proposed merger. Shareholders of the Acquired Fund would become shareholders of the Acquiring Fund receiving shares of the corresponding class of the Acquiring Fund equal to the value of their holdings in the Acquired Fund. The amount of additional shares assumed to be issued was calculated based on the June 30, 2014 net assets of the Acquired Fund and the net asset value per share of the Acquiring Fund as disclosed within the Pro Forma Combined Statement of Assets and Liabilities (unaudited).

5.  Use of Estimates:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

6.  Federal Income Taxes:

Each year, each of the funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required.  Each fund files a U.S. federal tax return, in addition to state and local tax returns as required.  The Acquired Fund and the Acquiring Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

	VIP Growth Stock		VIP Growth Oportunities		VIP Growth Opportunities
	Portfolio		Portfolio		Portfolio Pro Forma
	(Acquired Fund)		(Acquiring Fund)		Combined

Investments June 30, 2014 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%	Shares	Value	Shares	Value	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.3%
Johnson Controls, Inc.	21,018	$ 1,049,429	0	$ 0	21,018	$ 1,049,429
Tenneco, Inc. (a)	0	0	16,800	1,103,760	16,800	1,103,760
		1,049,429		1,103,760		2,153,189
Automobiles - 0.2%
Tesla Motors, Inc. (a)(d)	1,600	384,096	6,000	1,440,360	7,600	1,824,456
Diversified Consumer Services - 0.3%
H&R Block, Inc.	62,067	2,080,486	0	0	62,067	2,080,486
Hotels, Restaurants & Leisure - 3.0%
Arcos Dorados Holdings, Inc. Class A (d)	0	0	35,200	394,240	35,200	394,240
Bally Technologies, Inc. (a)	12,700	834,644	0	0	12,700	834,644
Buffalo Wild Wings, Inc. (a)	0	0	8,800	1,458,248	8,800	1,458,248
Chipotle Mexican Grill, Inc. (a)	2,200	1,303,522	3,400	2,014,534	5,600	3,318,056
Chuy's Holdings, Inc. (a)	0	0	21,800	791,340	21,800	791,340
Dunkin' Brands Group, Inc.	0	0	31,900	1,461,339	31,900	1,461,339
Las Vegas Sands Corp.	18,140	1,382,631	19,364	1,475,924	37,504	2,858,555
McDonald's Corp.	4,173	420,388	20,000	2,014,800	24,173	2,435,188
Panera Bread Co. Class A (a)	0	0	7,600	1,138,708	7,600	1,138,708
Starbucks Corp.	14,432	1,116,748	45,300	3,505,314	59,732	4,622,062
Starwood Hotels & Resorts Worldwide, Inc.	0	0	9,100	735,462	9,100	735,462
The Cheesecake Factory, Inc.	0	0	9,500	440,990	9,500	440,990
		5,057,933		15,430,899		20,488,832
Household Durables - 0.8%
Harman International Industries, Inc.	0	0	15,900	1,708,137	15,900	1,708,137
KB Home	55,100	1,029,268	0	0	55,100	1,029,268
Lennar Corp. Class A	0	0	35,300	1,481,894	35,300	1,481,894
SodaStream International Ltd. (a)(d)	0	0	8,279	278,174	8,279	278,174
Toll Brothers, Inc. (a)	0	0	14,900	549,810	14,900	549,810
Tupperware Brands Corp.	0	0	7,100	594,270	7,100	594,270
		1,029,268		4,612,285		5,641,553
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	4,513	1,465,732	16,800	5,456,304	21,313	6,922,036
Ctrip.com International Ltd. sponsored ADR (a)	9,296	595,316	0	0	9,296	595,316
HomeAway, Inc. (a)	10,000	348,200	0	0	10,000	348,200
JD.com, Inc. sponsored ADR (d)	0	0	3,700	105,487	3,700	105,487
Netflix, Inc. (a)	1,400	616,840	0	0	1,400	616,840
priceline.com, Inc. (a)	1,100	1,323,300	1,900	2,285,700	3,000	3,609,000
		4,349,388		7,847,491		12,196,879
Media - 3.9%
AMC Networks, Inc. Class A (a)	0	0	26,300	1,617,187	26,300	1,617,187
CBS Corp. Class B	3,700	229,918	0	0	3,700	229,918
Comcast Corp. Class A	72,139	3,872,422	163,800	8,792,784	235,939	12,665,206
DIRECTV (a)	0	0	11,400	969,114	11,400	969,114
IMAX Corp. (a)	0	0	60,500	1,723,040	60,500	1,723,040
Liberty Global PLC Class A (a)	0	0	11,100	490,842	11,100	490,842
Lions Gate Entertainment Corp.	0	0	33,600	960,288	33,600	960,288
News Corp. Class A (a)	0	0	7,175	128,720	7,175	128,720
The Walt Disney Co.	3,400	291,516	36,300	3,112,362	39,700	3,403,878
Time Warner Cable, Inc.	4,400	648,120	0	0	4,400	648,120
Twenty-First Century Fox, Inc. Class A	53,472	1,879,541	67,700	2,379,655	121,172	4,259,196
		6,921,517		20,173,992		27,095,509
Multiline Retail - 0.0%
Target Corp.	0	0	1,700	98,515	1,700	98,515
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	0	0	16,100	696,325	16,100	696,325
AutoZone, Inc. (a)	600	321,744	0	0	600	321,744
Bed Bath & Beyond, Inc. (a)	0	0	9,700	556,586	9,700	556,586
Cabela's, Inc. Class A (a)(d)	0	0	4,400	274,560	4,400	274,560
CarMax, Inc. (a)	0	0	30,700	1,596,707	30,700	1,596,707
DSW, Inc. Class A	0	0	18,600	519,684	18,600	519,684
Five Below, Inc. (a)	0	0	17,400	694,434	17,400	694,434
GNC Holdings, Inc.	0	0	20,200	688,820	20,200	688,820
Home Depot, Inc.	46,110	3,733,066	39,300	3,181,728	85,410	6,914,794
Lumber Liquidators Holdings, Inc. (a)(d)	0	0	53,400	4,055,730	53,400	4,055,730
Restoration Hardware Holdings, Inc. (a)	13,900	1,293,395	0	0	13,900	1,293,395
TJX Companies, Inc.	4,000	212,600	39,900	2,120,685	43,900	2,333,285
Urban Outfitters, Inc. (a)	12,000	406,320	0	0	12,000	406,320
		5,967,125		14,385,259		20,352,384
Textiles, Apparel & Luxury Goods - 3.0%
Fossil Group, Inc. (a)	0	0	20,900	2,184,468	20,900	2,184,468
Kate Spade & Co. (a)	14,300	545,402	30,600	1,167,084	44,900	1,712,486
lululemon athletica, Inc. (a)(d)	0	0	145,272	5,880,611	145,272	5,880,611
Michael Kors Holdings Ltd. (a)	2,808	248,929	34,300	3,040,695	37,108	3,289,624
NIKE, Inc. Class B	8,509	659,873	22,300	1,729,365	30,809	2,389,238
Prada SpA	0	0	58,700	415,423	58,700	415,423
Ralph Lauren Corp.	2,300	369,587	0	0	2,300	369,587
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	0	0	18,700	854,590	18,700	854,590
Steven Madden Ltd. (a)	0	0	37,475	1,285,393	37,475	1,285,393
Under Armour, Inc. Class A (sub. vtg.) (a)	0	0	12,700	755,523	12,700	755,523
VF Corp.	17,568	1,106,784	0	0	17,568	1,106,784
		2,930,575		17,313,152		20,243,727
TOTAL CONSUMER DISCETIONARY		29,769,817		82,405,713		112,175,530
CONSUMER STAPLES - 9.1%
Beverages - 1.9%
Monster Beverage Corp. (a)	7,065	501,827	20,800	1,477,424	27,865	1,979,251
PepsiCo, Inc.	0	0	26,200	2,340,708	26,200	2,340,708
SABMiller PLC	0	0	14,800	858,137	14,800	858,137
The Coca-Cola Co.	94,169	3,988,999	94,600	4,007,256	188,769	7,996,255
		4,490,826		8,683,525		13,174,351
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	0	0	37,500	4,318,500	37,500	4,318,500
CVS Caremark Corp.	12,311	927,880	53,900	4,062,443	66,211	4,990,323
Fresh Market, Inc. (a)(d)	0	0	7,600	254,372	7,600	254,372
Kroger Co.	14,732	728,203	0	0	14,732	728,203
Wal-Mart Stores, Inc.	0	0	7,300	548,011	7,300	548,011
Walgreen Co.	0	0	42,200	3,128,286	42,200	3,128,286
Whole Foods Market, Inc.	0	0	28,900	1,116,407	28,900	1,116,407
		1,656,083		13,428,019		15,084,102
Food Products - 2.3%
Bunge Ltd.	6,098	461,253	8,700	658,068	14,798	1,119,321
Keurig Green Mountain, Inc.	6,302	785,292	74,600	9,295,906	80,902	10,081,198
Mead Johnson Nutrition Co. Class A	22,345	2,081,884	14,600	1,360,282	36,945	3,442,166
Mondelez International, Inc.	0	0	18,700	703,307	18,700	703,307
WhiteWave Foods Co. (a)	22,181	717,999	0	0	22,181	717,999
		4,046,428		12,017,563		16,063,991
Household Products - 0.5%
Procter & Gamble Co.	0	0	29,300	2,302,687	29,300	2,302,687
Svenska Cellulosa AB (SCA) (B Shares)	0	0	47,400	1,235,094	47,400	1,235,094
		0		3,537,781		3,537,781
Personal Products - 0.2%
Avon Products, Inc.	0	0	15,258	222,919	15,258	222,919
Herbalife Ltd.	0	0	20,800	1,342,432	20,800	1,342,432
		0		1,565,351		1,565,351
Tobacco - 2.0%
Altria Group, Inc.	6,838	286,786	115,600	4,848,264	122,438	5,135,050
Japan Tobacco, Inc.	0	0	4,900	178,664	4,900	178,664
Lorillard, Inc.	37,080	2,260,768	28,200	1,719,354	65,280	3,980,122
Philip Morris International, Inc.	0	0	39,800	3,355,538	39,800	3,355,538
Reynolds American, Inc.	13,600	820,760	0	0	13,600	820,760
		3,368,314		10,101,820		13,470,134
TOTAL CONSUMER STAPLES		13,561,651		49,334,059		62,895,710
ENERGY - 5.4%
Energy Equipment & Services - 1.9%
FMC Technologies, Inc. (a)	0	0	13,260	809,788	13,260	809,788
Halliburton Co.	0	0	16,700	1,185,867	16,700	1,185,867
National Oilwell Varco, Inc.	10,308	848,864	11,903	980,212	22,211	1,829,076
Oceaneering International, Inc.	18,600	1,453,218	0	0	18,600	1,453,218
Schlumberger Ltd.	17,856	2,106,115	50,500	5,956,475	68,356	8,062,590
		4,408,197		8,932,342		13,340,539
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	9,500	1,039,965	11,000	1,204,170	20,500	2,244,135
Cabot Oil & Gas Corp.	31,382	1,071,381	29,600	1,010,544	60,982	2,081,925
Chesapeake Energy Corp.	0	0	22,136	687,987	22,136	687,987
Concho Resources, Inc. (a)	0	0	10,200	1,473,900	10,200	1,473,900
Continental Resources, Inc. (a)	0	0	13,000	2,054,520	13,000	2,054,520
EOG Resources, Inc.	5,294	618,657	5,800	677,788	11,094	1,296,445
EQT Midstream Partners LP	8,000	773,920	0	0	8,000	773,920
Golar LNG Ltd.	11,700	703,170	4,100	246,410	15,800	949,580
Hess Corp.	0	0	20,000	1,977,800	20,000	1,977,800
Marathon Petroleum Corp.	0	0	11,600	905,612	11,600	905,612
Noble Energy, Inc.	8,224	637,031	17,000	1,316,820	25,224	1,953,851
Occidental Petroleum Corp.	0	0	22,500	2,309,175	22,500	2,309,175
PDC Energy, Inc. (a)	0	0	7,100	448,365	7,100	448,365
Peabody Energy Corp.	0	0	18,500	302,475	18,500	302,475
Phillips 66 Co.	0	0	5,700	458,451	5,700	458,451
Pioneer Natural Resources Co.	4,200	965,202	3,800	873,278	8,000	1,838,480
Range Resources Corp.	0	0	2,100	182,595	2,100	182,595
Southwestern Energy Co. (a)	0	0	12,900	586,821	12,900	586,821
The Williams Companies, Inc.	7,200	419,112	0	0	7,200	419,112
Valero Energy Corp.	0	0	21,000	1,052,100	21,000	1,052,100
		6,228,438		17,768,811		23,997,249
TOTAL ENERGY		10,636,635		26,701,153		37,337,788
FINANCIALS - 4.7%
Banks - 1.1%
Bank of America Corp.	50,856	781,657	45,600	700,872	96,456	1,482,529
Citigroup, Inc.	0	0	16,200	763,020	16,200	763,020
HDFC Bank Ltd. sponsored ADR	0	0	2,600	121,732	2,600	121,732
JPMorgan Chase & Co.	44,300	2,552,566	28,700	1,653,694	73,000	4,206,260
Signature Bank (a)	0	0	4,100	517,338	4,100	517,338
Wells Fargo & Co.	0	0	17,400	914,544	17,400	914,544
		3,334,223		4,671,200		8,005,423
Capital Markets - 0.8%
Ameriprise Financial, Inc.	4,800	576,000	0	0	4,800	576,000
BlackRock, Inc. Class A	3,700	1,182,520	1,700	543,320	5,400	1,725,840
Charles Schwab Corp.	0	0	69,800	1,879,714	69,800	1,879,714
Goldman Sachs Group, Inc.	0	0	3,709	621,035	3,709	621,035
T. Rowe Price Group, Inc.	0	0	4,500	379,845	4,500	379,845
The Blackstone Group LP	5,300	177,232	0	0	5,300	177,232
		1,935,752		3,423,914		5,359,666
Consumer Finance - 2.1%
American Express Co.	10,200	967,674	82,700	7,845,749	92,900	8,813,423
Capital One Financial Corp.	20,400	1,685,040	0	0	20,400	1,685,040
Discover Financial Services	0	0	58,900	3,650,622	58,900	3,650,622
		2,652,714		11,496,371		14,149,085
Diversified Financial Services - 0.4%
BM&F BOVESPA SA	0	0	99,829	523,656	99,829	523,656
CME Group, Inc.	0	0	2,400	170,280	2,400	170,280
McGraw Hill Financial, Inc.	23,086	1,916,831	0	0	23,086	1,916,831
		1,916,831		693,936		2,610,767
Real Estate Investment Trusts - 0.2%
American Tower Corp.	9,700	872,806	0	0	9,700	872,806
Simon Property Group, Inc.	0	0	3,587	596,446	3,587	596,446
Washington Prime Group, Inc. (a)	0	0	1,793	33,601	1,793	33,601
		872,806		630,047		1,502,853
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	0	0	15,800	401,794	15,800	401,794
TOTAL FINANCIALS		10,712,326		21,317,262		32,029,588
HEALTH CARE - 18.9%
Biotechnology - 13.3%
ACADIA Pharmaceuticals, Inc. (a)	0	0	32,918	743,618	32,918	743,618
Agios Pharmaceuticals, Inc. (d)	0	0	13,100	600,242	13,100	600,242
Alexion Pharmaceuticals, Inc. (a)	6,752	1,055,000	4,800	750,000	11,552	1,805,000
Alkermes PLC (a)	0	0	201,000	10,116,330	201,000	10,116,330
Alnylam Pharmaceuticals, Inc. (a)	0	0	32,102	2,027,883	32,102	2,027,883
Amarin Corp. PLC ADR (a)(d)	0	0	44,700	78,672	44,700	78,672
Amgen, Inc.	15,159	1,794,371	34,300	4,060,091	49,459	5,854,462
Biogen Idec, Inc. (a)	6,600	2,081,046	6,500	2,049,515	13,100	4,130,561
Bluebird Bio, Inc.	0	0	19,300	744,401	19,300	744,401
Celgene Corp. (a)	0	0	15,330	1,316,540	15,330	1,316,540
Celldex Therapeutics, Inc. (a)(d)	0	0	34,800	567,936	34,800	567,936
Cepheid, Inc. (a)	0	0	19,800	949,212	19,800	949,212
Clovis Oncology, Inc. (a)	0	0	3,000	124,230	3,000	124,230
Cubist Pharmaceuticals, Inc.	25,081	1,751,155	0	0	25,081	1,751,155
Exelixis, Inc. (a)(d)	0	0	381,228	1,292,363	381,228	1,292,363
Geron Corp. (a)	0	0	187,100	600,591	187,100	600,591
Gilead Sciences, Inc. (a)	31,786	2,635,377	76,100	6,309,451	107,886	8,944,828
ImmunoGen, Inc. (a)(d)	0	0	194,763	2,307,942	194,763	2,307,942
Immunomedics, Inc. (a)(d)	0	0	220,869	806,172	220,869	806,172
Insmed, Inc. (a)	0	0	53,800	1,074,924	53,800	1,074,924
Intercept Pharmaceuticals, Inc. (a)	2,200	520,586	900	212,967	3,100	733,553
InterMune, Inc. (a)	0	0	22,200	980,130	22,200	980,130
Ironwood Pharmaceuticals, Inc. Class A (a)	0	0	42,300	648,459	42,300	648,459
Isis Pharmaceuticals, Inc. (a)(d)	0	0	215,106	7,410,402	215,106	7,410,402
Lexicon Pharmaceuticals, Inc. (a)(d)	0	0	1,461,263	2,352,633	1,461,263	2,352,633
Merrimack Pharmaceuticals, Inc. (a)(d)	0	0	89,800	654,642	89,800	654,642
NPS Pharmaceuticals, Inc. (a)	0	0	77,800	2,571,290	77,800	2,571,290
Ophthotech Corp.	0	0	9,500	401,945	9,500	401,945
Pharmacyclics, Inc. (a)	3,200	287,072	0	0	3,200	287,072
Prothena Corp. PLC (a)	0	0	20,702	466,830	20,702	466,830
Receptos, Inc. (a)	0	0	26,400	1,124,640	26,400	1,124,640
Regeneron Pharmaceuticals, Inc. (a)	0	0	46,400	13,106,608	46,400	13,106,608
Regulus Therapeutics, Inc. (a)(d)	0	0	54,300	436,572	54,300	436,572
Rigel Pharmaceuticals, Inc. (a)	0	0	111,306	404,041	111,306	404,041
Seattle Genetics, Inc. (a)(d)	0	0	261,838	10,015,304	261,838	10,015,304
Transition Therapeutics, Inc. (a)	0	0	115,108	773,526	115,108	773,526
Transition Therapeutics, Inc. (a)	0	0	23,906	160,648	23,906	160,648
uniQure B.V.	0	0	700	9,513	700	9,513
Vertex Pharmaceuticals, Inc. (a)	6,700	634,356	9,100	861,588	15,800	1,495,944
XOMA Corp. (a)	0	0	238,600	1,095,174	238,600	1,095,174
		10,758,963		80,207,025		90,965,988
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	0	0	13,300	543,970	13,300	543,970
Align Technology, Inc. (a)	0	0	7,400	414,696	7,400	414,696
Baxter International, Inc.	0	0	4,900	354,270	4,900	354,270
Boston Scientific Corp. (a)	102,529	1,309,295	0	0	102,529	1,309,295
Covidien PLC	4,400	396,792	0	0	4,400	396,792
Cyberonics, Inc. (a)	0	0	10,200	637,092	10,200	637,092
Insulet Corp. (a)	0	0	20,200	801,334	20,200	801,334
Medtronic, Inc.	6,100	388,936	0	0	6,100	388,936
Novadaq Technologies, Inc. (a)	31,100	512,528	0	0	31,100	512,528
Steris Corp.	0	0	26,200	1,401,176	26,200	1,401,176
		2,607,551		4,152,538		6,760,089
Health Care Providers & Services - 1.1%
Accretive Health, Inc. (a)(d)	0	0	96,800	755,040	96,800	755,040
BioScrip, Inc. (a)	0	0	89,400	745,596	89,400	745,596
Cardinal Health, Inc.	9,600	658,176	0	0	9,600	658,176
Catamaran Corp. (a)	0	0	4,600	203,132	4,600	203,132
DaVita HealthCare Partners, Inc. (a)	17,634	1,275,291	0	0	17,634	1,275,291
EBOS Group Ltd.	69,245	611,731	0	0	69,245	611,731
Emeritus Corp. (a)	18,810	595,337	0	0	18,810	595,337
Express Scripts Holding Co. (a)	0	0	17,926	1,242,810	17,926	1,242,810
McKesson Corp.	3,985	742,047	4,700	875,187	8,685	1,617,234
		3,882,582		3,821,765		7,704,347
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	0	0	117,600	1,887,480	117,600	1,887,480
athenahealth, Inc. (a)(d)	0	0	12,700	1,589,151	12,700	1,589,151
Castlight Health, Inc. Class B (d)	0	0	5,782	87,886	5,782	87,886
		0		3,564,517		3,564,517
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	15,100	867,344	0	0	15,100	867,344
Illumina, Inc. (a)	7,333	1,309,234	14,200	2,535,268	21,533	3,844,502
		2,176,578		2,535,268		4,711,846
Pharmaceuticals - 2.3%
AbbVie, Inc.	20,165	1,138,113	22,200	1,252,968	42,365	2,391,081
Actavis PLC (a)	14,361	3,203,221	6,600	1,472,130	20,961	4,675,351
Allergan, Inc.	0	0	12,000	2,030,640	12,000	2,030,640
Auxilium Pharmaceuticals, Inc. (a)(d)	0	0	37,300	748,238	37,300	748,238
Bristol-Myers Squibb Co.	18,741	909,126	8,300	402,633	27,041	1,311,759
Hospira, Inc. (a)	0	0	9,100	467,467	9,100	467,467
Johnson & Johnson	10,400	1,088,048	5,000	523,100	15,400	1,611,148
Mylan, Inc. (a)	0	0	20,700	1,067,292	20,700	1,067,292
Revance Therapeutics, Inc.	0	0	2,700	91,800	2,700	91,800
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,400	1,488,728	0	0	28,400	1,488,728
Theravance, Inc. (a)	3,700	110,186	0	0	3,700	110,186
		7,937,422		8,056,268		15,993,690
TOTAL HEALTH CARE		27,363,096		102,337,381		129,700,477
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	0	0	17,700	1,645,215	17,700	1,645,215
Textron, Inc.	11,283	432,026	0	0	11,283	432,026
The Boeing Co.	17,398	2,213,548	10,900	1,386,807	28,298	3,600,355
TransDigm Group, Inc.	2,200	367,972	0	0	2,200	367,972
United Technologies Corp.	17,963	2,073,828	0	0	17,963	2,073,828
		5,087,374		3,032,022		8,119,396
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	9,700	618,763	0	0	9,700	618,763
FedEx Corp.	0	0	11,000	1,665,180	11,000	1,665,180
Hub Group, Inc. Class A (a)	33,600	1,693,440	0	0	33,600	1,693,440
United Parcel Service, Inc. Class B	21,652	2,222,794	33,000	3,387,780	54,652	5,610,574
		4,534,997		5,052,960		9,587,957
Airlines - 1.8%
American Airlines Group, Inc.	34,960	1,501,882	29,300	1,258,728	64,260	2,760,610
Delta Air Lines, Inc.	0	0	25,800	998,976	25,800	998,976
Southwest Airlines Co.	0	0	81,000	2,175,660	81,000	2,175,660
Spirit Airlines, Inc. (a)	0	0	53,200	3,364,368	53,200	3,364,368
United Continental Holdings, Inc. (a)	0	0	80,500	3,306,135	80,500	3,306,135
		1,501,882		11,103,867		12,605,749
Building Products - 0.2%
A.O. Smith Corp.	22,596	1,120,310	0	0	22,596	1,120,310
Construction & Engineering - 0.3%
MasTec, Inc. (a)	31,300	964,666	0	0	31,300	964,666
Quanta Services, Inc. (a)	0	0	29,541	1,021,528	29,541	1,021,528
		964,666		1,021,528		1,986,194
Electrical Equipment - 0.3%
Acuity Brands, Inc.	0	0	12,300	1,700,475	12,300	1,700,475
Generac Holdings, Inc.	9,193	448,067	0	0	9,193	448,067
		448,067		1,700,475		2,148,542
Industrial Conglomerates - 1.0%
3M Co.	0	0	10,000	1,432,400	10,000	1,432,400
Danaher Corp.	15,500	1,220,315	36,700	2,889,391	52,200	4,109,706
General Electric Co.	0	0	39,800	1,045,944	39,800	1,045,944
		1,220,315		5,367,735		6,588,050
Machinery - 0.8%
Caterpillar, Inc.	8,262	897,832	10,600	1,151,902	18,862	2,049,734
Cummins, Inc.	6,252	964,621	4,100	632,589	10,352	1,597,210
ITT Corp.	0	0	3,650	175,565	3,650	175,565
Manitowoc Co., Inc.	31,914	1,048,694	0	0	31,914	1,048,694
Xylem, Inc.	0	0	8,100	316,548	8,100	316,548
		2,911,147		2,276,604		5,187,751
Professional Services - 0.0%
Paylocity Holding Corp. (a)	0	0	600	12,978	600	12,978
Towers Watson & Co.	4,700	489,881	0	0	4,700	489,881
		489,881		12,978		502,859
Road & Rail - 1.9%
CSX Corp.	36,145	1,113,627	11,600	357,396	47,745	1,471,023
Hertz Global Holdings, Inc. (a)	0	0	68,300	1,914,449	68,300	1,914,449
J.B. Hunt Transport Services, Inc.	28,310	2,088,712	16,000	1,180,480	44,310	3,269,192
Kansas City Southern	0	0	2,000	215,020	2,000	215,020
Union Pacific Corp.	3,506	349,724	58,200	5,805,450	61,706	6,155,174
		3,552,063		9,472,795		13,024,858
Trading Companies & Distributors - 0.0%
Now, Inc.	0	0	2,975	107,725	2,975	107,725
TOTAL INDUSTRIALS		21,830,702		39,148,689		60,979,391
INFORMATION TECHNOLOGY - 32.0%
Communications Equipment - 1.7%
Arista Networks, Inc.	0	0	1,100	68,629	1,100	68,629
Infinera Corp. (a)	0	0	151,700	1,395,640	151,700	1,395,640
QUALCOMM, Inc.	32,017	2,535,746	78,995	6,256,404	111,012	8,792,150
Riverbend Technology, Inc. (a)	0	0	14,500	299,135	14,500	299,135
ViaSat, Inc. (a)	0	0	13,100	759,276	13,100	759,276
		2,535,746		8,779,084		11,314,830
Electronic Equipment & Components - 0.4%
IPG Photonics Corp. (a)(d)	0	0	14,300	983,840	14,300	983,840
Trimble Navigation Ltd. (a)	0	0	46,800	1,729,260	46,800	1,729,260
		0		2,713,100		2,713,100
Internet Software & Services - 9.0%
Akamai Technologies, Inc. (a)	0	0	26,500	1,618,090	26,500	1,618,090
Cornerstone OnDemand, Inc. (a)	6,000	276,120	38,800	1,785,576	44,800	2,061,696
eBay, Inc. (a)	3,996	200,040	46,800	2,342,808	50,796	2,542,848
Facebook, Inc. Class A (a)	58,764	3,954,230	103,696	6,977,704	162,460	10,931,934
Google, Inc.:
Class A (a)	7,578	4,430,629	23,030	13,464,950	30,608	17,895,579
Class C (a)	7,658	4,405,494	22,730	13,076,114	30,388	17,481,608
LinkedIn Corp. (a)	0	0	2,800	480,116	2,800	480,116
Naver Corp.	1,170	965,366	0	0	1,170	965,366
Opower, Inc.	0	0	900	16,965	900	16,965
Qihoo 360 Technology Co. Ltd. ADR (a)	0	0	14,900	1,371,396	14,900	1,371,396
Rackspace Hosting, Inc. (a)	0	0	22,700	764,082	22,700	764,082
Tencent Holdings Ltd.	48,500	739,665	106,500	1,624,213	155,000	2,363,878
Twitter, Inc.	0	0	19,000	778,430	19,000	778,430
Web.com Group, Inc. (a)	0	0	66,100	1,908,307	66,100	1,908,307
Wix.com Ltd. (a)	0	0	11,900	236,096	11,900	236,096
Yahoo!, Inc. (a)	16,510	579,996	0	0	16,510	579,996
		15,551,540		46,444,847		61,996,387
IT Services - 3.1%
Amdocs Ltd.	6,005	278,212			6,005	278,212
Cognizant Technology Solutions Corp. Class A (a)	0	0	35,964	1,758,999	35,964	1,758,999
IBM Corp.	0	0	17,300	3,135,971	17,300	3,135,971
MasterCard, Inc. Class A	0	0	75,000	5,510,250	75,000	5,510,250
Visa, Inc. Class A	13,500	2,844,585	35,100	7,395,921	48,600	10,240,506
		3,122,797		17,801,141		20,923,938
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A	24,500	909,440	0	0	24,500	909,440
Cree, Inc. (a)	3,234	161,538	0	0	3,234	161,538
First Solar, Inc. (a)	3,600	255,816	0	0	3,600	255,816
Freescale Semiconductor, Inc. (a)	15,630	367,305	0	0	15,630	367,305
NXP Semiconductors NV (a)	3,000	198,540	0	0	3,000	198,540
		1,892,639		0		1,892,639
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	0	0	27,800	626,890	27,800	626,890
Applied Micro Circuits Corp. (a)	0	0	198,100	2,141,461	198,100	2,141,461
Broadcom Corp. Class A	0	0	20,800	772,096	20,800	772,096
Cavium, Inc. (a)	0	0	9,700	481,702	9,700	481,702
Cree, Inc. (a)(d)	0	0	118,800	5,934,060	118,800	5,934,060
Cypress Semiconductor Corp. (d)	0	0	195,300	2,130,723	195,300	2,130,723
First Solar, Inc. (a)	0	0	17,600	1,250,656	17,600	1,250,656
Intel Corp.	0	0	15,400	475,860	15,400	475,860
Mellanox Technologies Ltd. (a)(d)	0	0	31,500	1,098,090	31,500	1,098,090
Micron Technology, Inc. (a)	0	0	33,300	1,097,235	33,300	1,097,235
NVIDIA Corp.	0	0	227,800	4,223,412	227,800	4,223,412
Rambus, Inc. (a)	0	0	171,000	2,445,300	171,000	2,445,300
Silicon Laboratories, Inc. (a)	0	0	84,700	4,171,475	84,700	4,171,475
Xilinx, Inc.	0	0	8,900	421,059	8,900	421,059
		0		27,270,019		27,270,019
Software - 8.0%
Adobe Systems, Inc. (a)	15,000	1,085,400	18,500	1,338,660	33,500	2,424,060
Citrix Systems, Inc. (a)	0	0	5,100	319,005	5,100	319,005
Concur Technologies, Inc. (a)	0	0	17,100	1,596,114	17,100	1,596,114
Electronic Arts, Inc. (a)	12,326	442,134	0	0	12,326	442,134
Interactive Intelligence Group, Inc. (a)	0	0	20,200	1,133,826	20,200	1,133,826
Intuit, Inc.	0	0	7,400	595,922	7,400	595,922
Microsoft Corp.	58,149	2,424,813	236,700	9,870,390	294,849	12,295,203
NetSuite, Inc. (a)	0	0	19,600	1,702,848	19,600	1,702,848
Oracle Corp.	25,470	1,032,299	49,000	1,985,970	74,470	3,018,269
Qlik Technologies, Inc. (a)	0	0	32,200	728,364	32,200	728,364
Red Hat, Inc. (a)	6,900	381,363	76,800	4,244,736	83,700	4,626,099
salesforce.com, Inc. (a)	33,970	1,972,978	356,596	20,711,096	390,566	22,684,074
ServiceNow, Inc. (a)	6,500	402,740	21,300	1,319,748	27,800	1,722,488
Solera Holdings, Inc.	0	0	1,700	114,155	1,700	114,155
Splunk, Inc. (a)	0	0	5,700	315,381	5,700	315,381
The Rubicon Project, Inc.	0	0	1,528	19,620	1,528	19,620
TiVo, Inc. (a)	0	0	34,800	449,268	34,800	449,268
VMware, Inc. Class A (a)	0	0	3,500	338,835	3,500	338,835
Workday, Inc. Class A (a)	1,157	103,968	8,800	790,768	9,957	894,736
		7,845,695		47,574,706		55,420,401
Technology Hardware, Storage & Peripherals - 5.5%
3D Systems Corp. (a)(d)	0	0	4,800	287,040	4,800	287,040
Apple, Inc.	119,349	11,091,097	280,594	26,075,598	399,943	37,166,695
Nimble Storage, Inc. (d)	0	0	800	24,576	800	24,576
SanDisk Corp.	0	0	6,700	699,681	6,700	699,681
		11,091,097		27,086,895		38,177,992
TOTAL INFORMATION TECHNOLOGY		42,039,514		177,669,792		219,709,306
MATERIALS - 2.5%
Chemicals - 1.9%
E.I. du Pont de Nemours & Co.	0	0	14,900	975,056	14,900	975,056
Eastman Chemical Co.	4,871	425,482	4,700	410,545	9,571	836,027
Metabolix, Inc. (a)(d)	0	0	4,928	4,287	4,928	4,287
Methanex Corp.	32,670	2,019,812	0	0	32,670	2,019,812
Monsanto Co.	13,479	1,681,370	52,800	6,586,272	66,279	8,267,642
Potash Corp. of Saskatchewan, Inc.	11,400	433,543	0	0	11,400	433,543
The Mosaic Co.	0	0	13,800	682,410	13,800	682,410
		4,560,207		8,658,570		13,218,777
Construction Materials - 0.2%
CaesarStone Sdot-Yam Ltd.	2,700	132,516	5,200	255,216	7,900	387,732
Vulcan Materials Co.	11,300	720,375	0	0	11,300	720,375
		852,891		255,216		1,108,107
Metals & Mining - 0.1%
Constellium NV (a)	10,600	339,836	0	0	10,600	339,836
Nucor Corp.	0	0	10,000	492,500	10,000	492,500
		339,836		492,500		832,336
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	67,344	1,928,732	0	0	67,344	1,928,732
TOTAL MATERIALS		7,681,666		9,406,286		17,087,952
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	0	0	11,200	491,792	11,200	491,792
Verizon Communications, Inc.	68,052	3,329,784	26,600	1,301,538	94,652	4,631,322
		3,329,784		1,793,330		5,123,114
Wireless Telecommunication Services - 0.3%
Drillisch AG	23,100	920,457			23,100	920,457
Sprint Corp. (a)	0	0	36,726	313,273	36,726	313,273
T-Mobile U.S., Inc. (a)	0	0	29,500	991,790	29,500	991,790
		920,457		1,305,063		2,225,520
TOTAL TELECOMMUNICATIONS SERVICES		4,250,241		3,098,393		7,348,634
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	0	0	8,800	253,704	8,800	253,704
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	0	0	21,600	803,520	21,600	803,520
TOTAL UTILITIES		0		1,057,224		1,057,224

TOTAL COMMON STOCKS		167,845,648		512,475,952		680,321,600
Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (a)(e)	0	0	112,697	285,011	112,697	285,011
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.1%
Uber Technologies, Inc. 8.00% (e)	8,541	529,988	7,961	493,998	16,502	1,023,986
Software - 0.2%
Cloudera, Inc. Series F (e)	0	0	6,366	104,657	6,366	104,657
MongoDB, Inc. Series F, 8.00% (e)	0	0	82,814	1,065,816	82,814	1,065,816
		0		1,170,473		1,170,473
TOTAL INFORMATION TECHNOLOGY		0		1,664,471		1,664,471
TOTAL CONVETIBLE PREFERRED STOCKS		0		1,949,482		1,949,482
Nonconvertible Preferred Stocks -0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(e)	0	0	119,410	1,949	119,410	1,949
Equilibrate Worldwide Therapeutics Series D (a)(e)	0	0	119,410	4,797	119,410	4,797
Neuropathic Worldwide Therapeutics Series D (a)(e)	0	0	119,410	899	119,410	899
Oculus Worldwide Therapeutics Series D (a)(e)	0	0	119,410	1,499	119,410	1,499
Orchestrate U.S. Therapeutics, Inc. Series D (a)(e)	0	0	119,410	2,098	119,410	2,098
Orchestrate Worldwide Therapeutics Series D (a)(e)	0	0	119,410	3,747	119,410	3,747
		0		14,989		14,989

TOTAL PREFERRED STOCKS		529,988		1,964,471		2,494,459
Money Market Funds - 7.0%
Fidelity Cash Central Fund, 0.11% (b)	977,760	977,760	0	0	977,760	977,760
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c )	0	0	47,231,200	47,231,200	47,231,200	47,231,200
TOTAL MONEY MARKET FUNDS		977,760		47,231,200		48,208,960

TOTAL INVESTMENT PORTFOLIO - 106.4%		169,353,396		561,671,623		731,025,019
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(127,940)		(44,143,118)		(44,271,058)
NET ASSETS - 100%		$ 169,225,456		$ 517,528,505		$ 686,753,961
COST OF INVESTMENTS		$ 134,234,947		$ 334,928,240		$ 469,163,187

VIP Growth Stock Portfolio
					VIP Growth Opportunities Portfolio					VIP Growth Opportunities Portfolio
(Acquired Fund)					(Acquiring Fund)					Pro Forma Combined
Legend					Legend					Legend
(a) Non-income producing					(a) Non-income producing					(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

					(c) Investment made with cash collateral received from securities on loan.					(c) Investment made with cash collateral received from securities on loan.
					(d) Security or a portion of the security is on loan at period end.					(d) Security or a portion of the security is on loan at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $529,988 or 0.3% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,964,471 or 0.4% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,494,459 or 0.4% of net assets.

Additional information on each restricted holding is as follows:					Additional information on each restricted holding is as follows:					Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost			Security	Acquisition Date	Acquisition Cost			Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%		N/A			aTyr Pharma, Inc. 8.00%	4/8/2013	$ 285,011			aTyr Pharma, Inc. 8.00%	4/8/2013	$ 285,011
Cloudera, Inc. Series F		N/A			Cloudera, Inc. Series F	2/5/2014	$ 92,689			Cloudera, Inc. Series F	2/5/2014	$ 92,689
Equilibrate Asia Therapeutics Series D		N/A			Equilibrate Asia Therapeutics Series D	5/17/2013	$ 1,949			Equilibrate Asia Therapeutics Series D	5/17/2013	$ 1,949
Equilibrate Worldwide Therapeutics Series D		N/A			Equilibrate Worldwide Therapeutics Series D	5/17/2013	$ 4,797			Equilibrate Worldwide Therapeutics Series D	5/17/2013	$ 4,797
MongoDB, Inc. Series F, 8.00%		N/A			MongoDB, Inc. Series F, 8.00%	10/2/2013	$ 1,384,992			MongoDB, Inc. Series F, 8.00%	10/2/2013	$ 1,384,992
Neuropathic Worldwide Therapeutics Series D		N/A			Neuropathic Worldwide Therapeutics Series D	5/17/2013	$ 899			Neuropathic Worldwide Therapeutics Series D	5/17/2013	$ 899
Oculus Worldwide Therapeutics Series D		N/A			Oculus Worldwide Therapeutics Series D	5/17/2013	$ 1,499			Oculus Worldwide Therapeutics Series D	5/17/2013	$ 1,499
Orchestrate U.S. Therapeutics, Inc. Series D		N/A			Orchestrate U.S. Therapeutics, Inc. Series D	5/17/2013	$ 2,098			Orchestrate U.S. Therapeutics, Inc. Series D	5/17/2013	$ 2,098
Orchestrate Worldwide Therapeutics Series D		N/A			Orchestrate Worldwide Therapeutics Series D	5/17/2013	$ 3,747			Orchestrate Worldwide Therapeutics Series D	5/17/2013	$ 3,747
Uber Technologies, Inc. 8.00%	6/6/2014	$ 529,988			Uber Technologies, Inc. 8.00%	6/6/2014	$ 493,998			Uber Technologies, Inc. 8.00%	6/6/2014	$ 1,023,986

Affiliated Central Funds					Affiliated Central Funds					Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:					Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:					Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned				Fund	Income earned				Fund	Income earned
Fidelity Cash Central Fund	$ 1,139				Fidelity Cash Central Fund	$ 3,259				Fidelity Cash Central Fund	$ 4,398
Fidelity Securities Lending Cash Central Fund	4,930				Fidelity Securities Lending Cash Central Fund	269,127				Fidelity Securities Lending Cash Central Fund	274,057
Total	$ 6,069				Total	$ 272,386				Total	$ 278,455

Other Information					Other Information					Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:					Valuation Inputs at Reporting Date:					Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3	Description	Total	Level 1	Level 2	Level 3	Description	Total	Level 1	Level 2	Level 3
Investments in Securities:					Investments in Securities:					Investments in Securities:
Equities:					Equities:					Equities:
Consumer Discretionary	$ 29,769,817.00	$ 29,769,817.00	$ -	$ -	Consumer Discretionary	$ 82,405,713	$ 82,405,713	$ -	$ -	Consumer Discretionary	$ 112,175,530	$ 112,175,530	$ -	$ -
Consumer Staples	13,561,651	13,561,651	-	-	Consumer Staples	49,334,059	49,155,395	178,664	-	Consumer Staples	62,895,710	62,717,046	178,664	-
Energy	10,636,635	10,636,635	-	-	Energy	26,701,153	26,701,153	-	-	Energy	37,337,788	37,337,788	-	-
Financials	10,712,326	10,712,326	-	-	Financials	21,317,262	21,317,262	-	-	Financials	32,029,588	32,029,588	-	-
Health Care	27,363,096	27,363,096	-	-	Health Care	102,637,381	102,337,381	-	300,000	Health Care	130,000,477	129,700,477	-	300,000
Industrials	21,830,702	21,830,702	-	-	Industrials	39,148,689	39,148,689	-	-	Industrials	60,979,391	60,979,391	-	-
Information Technology	42,569,502	42,039,514	-	529,988	Information Technology	179,334,263	177,669,792	-	1,664,471	Information Technology	221,903,765	219,709,306	-	2,194,459
Materials	7,681,666	7,681,666	-	-	Materials	9,406,286	9,406,286	-	-	Materials	17,087,952	17,087,952	-	-
Telecommunication Services	4,250,241	4,250,241	-	-	Telecommunication Services	3,098,393	3,098,393	-	-	Telecommunication Services	7,348,634	7,348,634	-	-
Utilities	-	-	-	-	Utilities	1,057,224	1,057,224	-	-	Utilities	1,057,224	1,057,224	-	-
Money Market Funds	977,760	977,760	-	-	Money Market Funds	47,231,200	47,231,200	-	-	Money Market Funds	48,208,960	48,208,960	-	-
Total Investments in Securities:	$ 169,353,396	$ 168,823,408	$ -	$ 529,988	Total Investments in Securities:	$ 561,671,623	$ 559,528,488	$ 178,664	$ 1,964,471	Total Investments in Securities:	$ 731,025,019	$ 728,351,896	$ 178,664	$ 2,494,459

Variable Insurance Products Fund II: VIP Growth Stock Portfolio
Variable Insurance Products Fund III: VIP Growth Opportunities Portfolio
Pro Forma Combined Statement of Assets & Liabilities
As of June 30, 2014 (Unaudited)

	VIP Growth Stock Portfolio		VIP Growth Opportunities Portfolio		Pro Forma		VIP Growth Opportunities Portfolio
	(Acquired Fund)		(Acquiring Fund)	Combined	Adjustments		Pro Forma Combined
Assets
Investments in securities, at value:
Unaffiliated issuers	$168,375,636		$514,440,423	$682,816,059	$-		$682,816,059
Fidelity Central Funds	977,760		47,231,200	48,208,960	-		48,208,960
Foreign currency held at value	-		3,597	3,597	-		3,597
Receivable for investments sold	7,337,536		3,851,900	11,189,436	-		11,189,436
Receivable for fund shares sold	49,962		111,950	161,912	-		161,912
Dividends receivable	122,943		297,163	420,106	-		420,106
Distributions receivable from Fidelity Central Funds	399		19,355	19,754	-		19,754
Received from investment advisor for expense reductions	61,580	(a)	-	61,580	(61,580)	(a)	-
Other receivables	1,041		142	1,183	-		1,183
Total assets	176,926,857		565,955,730	742,882,587	(61,580)		742,821,007

Liabilities
Payable to custodian Bank	$-		$117,625	$117,625	$-		$117,625
Payable for investments purchased	7,348,434		121,521	7,469,955	-		7,469,955
Payable for fund shares redeemed	135,120		606,345	741,465	-		741,465
Accrued management fee	76,739		235,870	312,609	-		312,609
Distribution and service plan fees payable	11,089		28,427	39,516	-		39,516
Other affiliated payables	21,007		53,698	74,705	-		74,705
Other payables and accrued expenses	109,012	(a)	32,539	141,551	(61,580)	(a)	79,971
Collateral on securities loaned, at value	-		47,231,200	47,231,200	-		47,231,200
Total liabilities	7,701,401		48,427,225	56,128,626	(61,580)		56,067,046

Net Assets	$169,225,456		$517,528,505	$686,753,961	$-		$686,753,961

Net Assets consist of:
Paid in capital	$125,639,761		$296,772,296	$422,412,057	$-		$422,412,057
Undistributed net investment income (loss)	970,025		354,027	1,324,052	-		1,324,052
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions	7,497,336		(6,341,218)	1,156,118	-		1,156,118
Net unrealized appreciation (depreciation) on investments
and assets and liabilities in foreign currency transactions	35,118,334		226,743,400	261,861,734	-		261,861,734
Net Assets	$169,225,456		$517,528,505	$686,753,961	$-		$686,753,961

Book cost of respective Fund:	$134,234,947		$334,928,240	$469,163,187	$-		$469,163,187

	VIP Growth Stock Portfolio		VIP Growth Opportunities Portfolio		Pro Forma Share		VIP Growth Opportunities Portfolio
Net Asset Value	(Acquired Fund)		(Acquiring Fund)	Combined	Conversion Adjustment		Pro Forma Combined
Initial Class
Net Assets	$20,361,435		$160,386,252	$180,747,687			$180,747,687
Offering price and redemption price per share	$20.46		$31.29	$31.29			$31.29
Shares outstanding	995,197		5,126,074		650,733	(b)	5,776,807

Service Class
Net Assets	$602,751		$148,572,429	$149,175,180			$149,175,180
Offering price and redemption price per share	$20.30		$31.22	$31.22			$31.22
Shares outstanding	29,693		4,758,272		19,307	(b)	4,777,579

Service Class 2
Net Assets	$52,939,161		$78,116,521	$131,055,682			$131,055,682
Offering price and redemption price per share	$20.03		$30.96	$30.96			$30.96
Shares outstanding	2,643,468		2,522,917		1,709,921	(b)	4,232,838

Investor Class
Net Assets	$95,322,109		$130,453,303	$225,775,412			$225,775,412
Offering price and redemption price per share	$20.28		$31.15	$31.15			$31.15
Shares outstanding	4,699,423		4,187,701		3,060,100	(b)	7,247,801

(a) VIP Growth Stock Portfolio's "Received from investment advisor for expense reductions" and "Other payables and accrued expenses" include the estimated one time reorganization costs of $61,580, of which all may be reimbursed pursuant to VIP Growth Stock Portfolio's voluntary expense cap arrangement, by class.

(b) Represents the conversion of VIP Growth Stock Portfolio into VIP Growth Opportunities Portfolio shares outstanding.

Variable Insurance Products Fund II: VIP Growth Stock Portfolio
Variable Insurance Products Fund III: VIP Growth Opportunities Portfolio
Pro Forma Combined Statement of Operations
12 months ended June 30, 2014 (Unaudited)

	VIP Growth Stock Portfolio	VIP Growth Opportunities Portfolio		Pro Forma		VIP Growth Opportunities Portfolio
	(Acquired Fund)	(Acquiring Fund)	Combined	Adjustments		Pro Forma Combined

Dividend	$2,517,613	$4,414,643	$6,932,256	$-		$6,932,256
Interest	-	4	4	-		4
Income from Fidelity Central Funds	6,069	272,386	278,455	-		278,455
	2,523,682	4,687,033	7,210,715	-		7,210,715

Expenses
Management fee	825,244	2,819,789	3,645,033	-	(c)	3,645,033
Transfer agent fees	168,000	442,390	610,390	-	(e)	610,390
Distribution and service plan fees	133,035	352,357	485,392	-	(e)	485,392
Accounting and security lending fees	58,356	209,210	267,566	(29,014)	(d)	238,552
Custodian fees and expenses	69,088	24,844	93,932	(14,844)	(f)	79,088
Independent trustees' compensation	621	2,224	2,845	-		2,845
Audit	57,516	53,242	110,758	(53,242)	(f)	57,516
Legal	884	2,150	3,034	-		3,034
Interest	-	389	389	-		389
Miscellaneous	1,288	3,840	5,128	-		5,128
Total expenses before reductions	1,314,032	3,910,435	5,224,467	(97,100)		5,127,367
Expenses reductions	(2,406)	(9,686)	(12,092)	-		(12,092)
Total expenses	1,311,626	3,900,749	5,212,375	(97,100)		5,115,275
Net investment income	1,212,056	786,284	1,998,340	97,100		2,095,440

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,473,001	36,317,434	53,790,435	-		53,790,435
Foreign currency transactions	(673)	22	(651)	-		(651)
Total net realized gain (loss)	17,472,328	36,317,456	53,789,784	-		53,789,784
Change in net unrealized appreciation (depreciation) on:
Investment securities	18,966,340	74,493,606	93,459,946	-		93,459,946
Assets and liabilities in foreign currencies	(14)	(326)	(340)	-		(340)
Total change in net unrealized appreciation (depreciation)	18,966,326	74,493,280	93,459,606	-		93,459,606
Net Gain (Loss)	36,438,654	110,810,736	147,249,390	-		147,249,390

Net increase (decrease) in net assets resulting from operations	$37,650,710	$111,597,020	$149,247,730	$97,100		$149,344,830

(c) No adjustment in fees; Acquiring Fund and Acquired Funds have similar group rate and individual fund fee rate management arrangements.

(d) Decrease in Accounting fees based on acquiring fund's contractual rates applied to combined funds average net assets throughout the period.

(e) No adjustment in fees; contractual agreements similar for VIP Growth Stock Portfolio and VIP Growth Opportunities Portfolio.

(f) Decrease in expenses based on elimination of redundant fees for Pro Forma Combined Portfolio.

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1) (1) Amended and Restated Declaration of Trust, dated November 13, 2002, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 28.

(2) Certificate of Amendment to the Declaration of Trust, dated December 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 30.

(3) Certificate of Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 38.

(2) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(3) Not applicable.

(4) Agreement and Plan of Reorganization between Variable Insurance Products Fund II: Growth Stock Portfolio and Variable Insurance Products Fund III: Growth Opportunities Portfolio is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5) Articles III, X, and XI of the Amended and Restated Declaration of Trust, dated November 13, 2002, are incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 28; Article XII of the Certificate of Amendment to the Declaration of Trust, dated December 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 30; Article VIII of the Certificate of Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 38; and Articles IV and V of the Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(6) (1) Amended and Restated Management Contract, dated August 1, 2013, between Growth Strategies Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 49.

(2) Amended and Restated Management Contract, dated August 1, 2013, between Balanced Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 49.

(3) Amended and Restated Management Contract, dated August 1, 2013, between Dynamic Capital Appreciation Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 49.

(4) Amended and Restated Management Contract, dated August 1, 2013, between Growth & Income Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 49.

(5) Amended and Restated Management Contract, dated August 1, 2013, between Growth Opportunities Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 49.

(6) Amended and Restated Management Contract, dated August 1, 2013, between Mid Cap Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 49.

(7) Amended and Restated Management Contract, dated August 1, 2013, between Value Strategies Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 49.

(8) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Balanced Portfolio, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 13.

(9) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Aggressive Growth Portfolio (currently known as Growth Strategies Portfolio), is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 23.

(10) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Balanced Portfolio, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 23.

(11) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Dynamic Capital Appreciation Portfolio, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 23.

(12) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Growth & Income Portfolio, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 23.

(13) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Growth Opportunities Portfolio, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 23.

(14) Sub-Advisory Agreement, dated January 1, 2001, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Mid Cap Portfolio, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 23.

(15) Sub-Advisory Agreement, dated February 14, 2002, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Value Strategies Portfolio, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 27.

(16) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(48) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(17) Schedule A, dated August 1, 2014, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(45) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 162.

(18) Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(46) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 166.

(19) Schedule A, dated December 1, 2014, to the Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(47) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 166.

(20) Amended and Restated Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(27) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 121.

(21) Schedule A, dated August 1, 2014, to the Amended and Restated Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(49) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 162.

(7) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Aggressive Growth Portfolio (currently known as Growth Strategies Portfolio), is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36.

(2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Balanced Portfolio, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36.

(3) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Dynamic Capital Appreciation Portfolio, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 36.

(4) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Growth & Income Portfolio, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 36.

(5) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Growth Opportunities Portfolio, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 36.

(6) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Mid Cap Portfolio, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 36.

(7) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Variable Insurance Products Fund III and Fidelity Distributors Corporation, on behalf of Value Strategies Portfolio, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 36.

(8) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of the portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products V is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 49 in reliance on Rule 483 (individual service agreements do not differ in any material respect).

(8) Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated through January 16, 2013, is incorporated herein by reference to Exhibit (f) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 114.

(9) (1) Custodian Agreement and Appendix C and E, dated January 1, 2007, between Brown Brothers Harriman & Company and Variable Insurance Products Fund III on behalf of Mid Cap Portfolio are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(2) Appendix A, dated March 13, 2014, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Variable Insurance Products Fund III on behalf of Mid Cap Portfolio is incorporated herein by reference to Exhibit (g)(5) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 247.

(3) Appendix B, dated April 25, 2013, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Variable Insurance Products Fund III on behalf of Mid Cap Portfolio is incorporated herein by reference to Exhibit (g)(6) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 228.

(4) Appendix D, dated August 1, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Variable Insurance Products Fund III on behalf of Mid Cap Portfolio is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 89.

(5) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Variable Insurance Products Fund III on behalf of Balanced Portfolio, Growth & Income Portfolio, and Growth Strategies Portfolio are incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(6) Appendix A, dated October 27, 2014, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Variable Insurance Products Fund III on behalf of Balanced Portfolio, Growth & Income Portfolio, and Growth Strategies Portfolio is incorporated herein by reference to Exhibit (g)(5) of Fidelity Central Investment Portfolios II LLC's (File No. 811-22083) Amendment No. 22.

(7) Appendix B, dated October 15, 2009, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Variable Insurance Products Fund III on behalf of Balanced Portfolio, Growth & Income Portfolio and Growth Strategies Portfolio is incorporated herein by reference to Exhibit (g)(3) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 123.

(8) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Variable Insurance Products Fund III on behalf of Growth Opportunities Portfolio and Value Strategies Portfolio are incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(9) Appendix A, dated November 28, 2012, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Variable Insurance Products Fund III on behalf of Growth Opportunities Portfolio and Value Strategies Portfolio is incorporated herein by reference to Exhibit (g)(6) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 64.

(10) Appendix B, dated April 30, 2013, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Variable Insurance Products Fund III on behalf of Growth Opportunities Portfolio and Value Strategies Portfolio is incorporated herein by reference to Exhibit (g)(17) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 231.

(11) Custodian Agreement and Appendix C and E, dated January 1, 2007, between State Street Bank and Trust Company and Variable Insurance Products Fund III on behalf of Dynamic Capital Appreciation Portfolio are incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(12) Appendix A, dated September 18, 2014, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Variable Insurance Products Fund III on behalf of Dynamic Capital Appreciation Portfolio is incorporated herein by reference to Exhibit (g)(15) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 144.

(13) Appendix B, dated October 20, 2010, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Variable Insurance Products Fund III on behalf of Dynamic Capital Appreciation Portfolio is incorporated herein by reference to Exhibit (g)(13) of Fidelity Advisor Series VII's (File No. 002-67004) Post-Effective Amendment No. 61.

(14) Appendix D, dated October 31, 2012, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Variable Insurance Products Fund III on behalf of Dynamic Capital Appreciation Portfolio is incorporated herein by reference to Exhibit (g)(4) of Fidelity Magellan Fund's (File No. 002-21461) Post-Effective Amendment No. 67.

(10) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Aggressive Growth Portfolio (currently known as Growth Strategies Portfolio): Initial Class is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 22.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Aggressive Growth Portfolio (currently known as Growth Strategies Portfolio): Service Class is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 25.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Aggressive Growth Portfolio (currently known as Growth Strategies Portfolio): Service Class 2 is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 25.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Balanced Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 15.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Balanced Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 25.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Balanced Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 25.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Dynamic Capital Appreciation Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 20.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Dynamic Capital Appreciation Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 25.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Dynamic Capital Appreciation Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 25.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Growth & Income Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 15.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Growth & Income Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 25.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Growth & Income Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 25.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Opportunities Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 15.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Opportunities Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 25.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Opportunities Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 25.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Mid Cap Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 15.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Mid Cap Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 25.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Mid Cap Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 25.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Value Strategies Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 27.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Value Strategies Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 27.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Value Strategies Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 27.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Aggressive Growth Portfolio (currently known as Growth Strategies Portfolio): Investor Class is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 33.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Balanced Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 33.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Dynamic Capital Appreciation Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 33.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Growth & Income Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 33.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Opportunities Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 33.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Mid Cap Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 33.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Value Strategies Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 33.

(29) Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for VIP Funds, dated May 19, 2005, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(1) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 47.

(30) Schedule I (Equity), dated January 21, 2014, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for VIP Funds, dated May 19, 2005, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(2) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 75.

(11) Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit 11 of Variable Insurance Products Fund III's Registration Statement on Form N-14, filed December 4, 2014, (Accession Number 0000215829-14-000049).

(12) Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13) Not applicable.

(14) (1) Consent of PricewaterhouseCoopers LLP, dated January 14, 2015, is filed herein as Exhibit (14)(1).

(2) Consent of Deloitte & Touche LLP, dated January 14, 2015, is filed herein as Exhibit (14)(2).

(15) Not applicable.

(16) Power of Attorney, dated October 1, 2014, is filed herein as Exhibit 16.

(17) Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 16th day of January 2015.

Variable Insurance Products Fund III
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	January 16, 2015
Kenneth B. Robins		(Principal Executive Officer)

/s/Howard J. Galligan III		Chief Financial Officer	January 16, 2015
Howard J. Galligan III		(Principal Financial Officer)

/s/James C. Curvey	*	Trustee	January 16, 2015
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	January 16, 2015
Dennis J. Dirks

/s/Alan J. Lacy	*	Trustee	January 16, 2015
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	January 16, 2015
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	January 16, 2015
Joseph Mauriello

/s/Charles S. Morrison	*	Trustee	January 16, 2015
Charles S. Morrison

/s/Robert W. Selander	*	Trustee	January 16, 2015
Robert W. Selander

/s/Cornelia M. Small	*	Trustee	January 16, 2015
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	January 16, 2015
William S. Stavropoulos

/s/David M. Thomas	*	Trustee	January 16, 2015
David M. Thomas

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated October 1, 2014 and filed herewith.